RODRIGUEZ & ASSOCIATES
Raul N. Rodriguez, Esq.
Sara Mares, Paralegal
1011 Pennsylvania St., Unit B
Denver, Colorado 80203

Telephone: (303) 861-1797	Facsimile: (303) 861-1995 E-mail address: raulnr@msn.com

June 1, 2009

Division of Corporation Finance
Securities and Exchange Commission
100 F St., NE
Washington, DC 20549

Attention: John P. Lucas

Re:	Grant Hartford Corporation Amendment 3 to Registration Statement on Form S-1 Filed December 22, 2008 File No. 333-155507

Ladies/ Gentlemen:

          In connection with the Grant Hartford Corporation (the "Company", "we", "our") Registration Statement on Form S-1, the Company submits the following response to your Comment Letter dated January 16, 2009.

          To facilitate your review of this Amendment, the Company will respond to each of the numbered Comments set forth in your letter dated January 16, 2009. The Company is enclosing a lined copy of the Amended Form S-1 on which the Company has made changes pursuant to your Comment Letter and each change is noted by the corresponding Comment it addresses.

The Company will comply with the reporting requirements of the Exchange Act of 1934. The Company is submitting a substantive and fully responsive amendment to the Commission's letter dated January 16, 2008.

General

Comment No. 1:

1.     To minimize the likelihood that we will reissue comments, please make corresponding changes where applicable throughout your document. For example, we might comment on one section or example, but our silence on similar or related disclosure elsewhere does not relieve you of the need to make appropriate revisions elsewhere as appropriate.

Response to Comment No. 1: (Provided Supplementary)

The Company will make corresponding changes and revisions where applicable throughout our document.

Comment No. 2:

2.     Throughout your filing, you refer to financial information for the fiscal year ended December 31, 2007. In light of the fact that you provided updated interim financial statements in response to our comment letter dated December 1, 2008, please update your disclosure throughout your prospectus to reflect the most recent financial information.

Response to Comment No. 2: (Provided Supplementary)

The Company will update our disclosure throughout our prospectus to reflect the most recent financial information.

Comment No. 3:

3.     Please provide the information required by Item 404 of Regulation S-K. At a minimum, we would expect to see disclosure regarding how the material terms of any related party transaction were negotiated and the basis for such final terms. For example, disclose who negotiated on behalf of the company in the transactions with Commonwealth Resources, L.L.C., and how the parties arrived at the final purchase price and payment terms. In addition, discuss the material terms of the Notice of Option to Purchase Mineral Interests dated September 24, 2008, filed as Exhibit 10.4. As another example, we note your statement on page 47 that "Our business is conducted through agreements with consultants and arms-length third parties. Current arrangements in place include the following:...." Again, explain who negotiated on behalf of the company, especially with respect to your employment agreement with your CEO.

Response to Comment No. 3:

The following language has been inserted into the section "Material Terms of Related Party Agreements" on page 29 through page 32 of the Amended Form S-1.

Mr. Eric Sauve, as President, CEO, CFO and Director of Grant Hartford Corporation ("GHC") negotiated the terms of the Grant Hartford Option Agreement ("Option Agreement") with Commonwealth Resources, L.L.C. in March, 2007. Mr. Aaron Charlton, the Managing Member of Commonwealth Resources, L.L.C., negotiated on behalf of Commonwealth Resources, L.L.C. On March 22, 2007, GHC and Commonwealth Resources, L.L.C. entered into a Letter of Intent and on June 15, 2007, GHC and Commonwealth Resources, L.L.C. finalized the Option Agreement, whereby GHC would acquire an option to purchase the mineral rights to 122 unpatented and 23 patented mining claims from Commonwealth Resources, L.L.C.. The material terms whereby GHC obtained the option to purchase the Garnet Mining District mineral deeds from GHC are as follows: GHC is allowed a seven (7) year period whereby

Commonwealth Resources, L.L.C. will hold the mineral rights to the property exclusively for the benefit of GHC. In order to retain the exclusive option to purchase the mineral rights for this seven (7) year period, GHC is responsible for the Bureau of Land Management assessment fees, which currently total $125.00 for each of the 122 unpatented mining claim, for a total annual payment of $15,250.00, the property taxes on each of the 23 patented mining claims, for a total annual payment of $1,362, an annual surface access lease payment of $60,000, an annual option payment of $190,000, which increases to $400,000 in year six (6) and seven (7) of the Option Agreement, the issuance of 19,000,000 shares of GHC's no par value common stock, pursuant to the Amendment to Grant Hartford Option Agreement dated January 24, 2008, and the payment of a 5% net smelter return on any ore processed during the option period within fifteen (15) days of the close of each calendar month. GHC and Commonwealth Resources, L.L.C. negotiated the value of the 19,000,000 no par value common shares at $1 and other good and valuable consideration, in exchange for the exclusive option to purchase the mineral rights in the Garnet Project and pursuant to GHC's implied promise to add value to the stock. GHC has paid a total of $33,224 on behalf of Commonwealth Resources, L.L.C. in Bureau of Land Management Assessment Fees and property taxes for the years of 2007 and 2008. GHC paid Commonwealth Resources, L.L.C. a total of $500,000 in annual option payments and annual surface access lease payments for the years 2007 and 2008. GHC has also issued 19,000,000 shares of the Company's no par value common stock to Commonwealth Resources, L.L.C. for a total consideration of $1.

A breach of the Option Agreement occurs when any obligation under the Option Agreement or the Lease is not performed. Ten (10) days from the date of the defaulting incident, Commonwealth Resources, L.L.C. may deliver the notice of default to GHC. GHC then has twenty (20) days from the date of service to cure the default before the Option Agreement is terminated. Upon termination GHC shall: ensure sufficient assessment work has been filed to hold unpatented claims through the assessment year commencing September 1 of that calendar year; GHC has 60 days to deliver: existing drill core samples, pulps, and copies of formal reports, and GHC must represent and warrant the accuracy and completeness of this data; GHC has 180 days to remove any of GHC's property that was placed on the site by GHC, excluding that property that must be left pursuant to the Option Agreement or Lease; and GHC has 180 days to replace any structures moved from the property.

Notice of Option to Purchase Mineral Interests

On September 25, 2008, a Notice of Option to Purchase Mineral Interests was filed with the Granite Clerk and Recorder, whereby Commonwealth Resources, L.L.C. conferred upon GHC the right to purchase the mineral rights pertaining to the subject mining claims at any time prior to June 15, 2014, provided GHC performs all obligations as required pursuant to the material terms of the Grant Hartford Option Agreement ("Option Agreement"). The material terms as stated in the Option Agreement are as follows: The option may be exercised at any time prior to 11:59pm, June 14, 2014. GHC may enter and shall have immediate possession of the property containing the optioned mineral rights, excluding historical structures. GHC may use the property to: carry out its operations; install buildings, plants, machinery, equipment, tools, appliances and supplies; and remove up to 100 tons per day of rock, ores, minerals and metals, whereby 5% of the net smelter return on any ore processed will be paid to Commonwealth

Resources, L.L.C. within fifteen (15) days of the close of each calendar month. In the event Commonwealth Resources, L.L.C.'s title is deficient, GHC may remedy the deficiency and deduct the costs and related expenses of said deficiency from the final purchase price of the Garnet Mining District mineral deeds. In order to avoid default, GHC shall complete the following material terms: Pay an annual option payment of $190,000 to Commonwealth Resources, L.L.C. on June 15 of each calendar year until June 15, 2011, whereby the option payment increases to $400,000 for the final two year period. GHC is required to issue 19,000,000 shares of GHC's no par value common stock, pursuant to an Amendment to Grant Hartford Option Agreement dated January 24, 2008; fully and timely pay all real estate taxes and assessments on the patented claims; create and provide to Commonwealth Resources, L.L.C., a work program, which may be abandoned if it is not warranted, based on the results of previous work. GHC will hold Commonwealth Resources, L.L.C. harmless from rehabilitation or reclamation of the property. At the time of completion of operations, GHC must return structures to their original site, or another agreed upon site on the property. GHC must provide work program results to Commonwealth Resources, L.L.C. GHC must secure and maintain adequate insurance on the property and for the workers. Additional mineral claims may be purchase by GHC within the area of interest for the mutual benefit of both parties. GHC must fully perform the material terms of the Mineral Lease, which is entitled Non-Exclusive Surface Lease Agreement ("Lease"), which was entered into by the parties on June 15, 2007. The material terms of the Lease are as follows: The Lease runs co-extensively with the Option Agreement and expires at GHC's acquisition of the mineral rights. At that time the parties shall enter into a new lease of the property, under mutually agreeable terms and for rent of not less than the current Lease. GHC may use any structure on the property as listed in Schedule B of the Lease. Any structure constructed, remodeled, or renovated on the property is to run with the land and is to remain there for the benefit of Commonwealth Resources, L.L.C. GHC is required to maintain fire and extended coverage on all structures in use on the property and must maintain the exteriors and interiors of those structures. An annual rent payment of $60,000 per year is required, which, upon thirty (30) day notice, may convert to monthly or quarterly payments upon mutual agreement between the parties. In addition, GHC must pay all the taxes and assessments on the patented claims and pay all assessments and conduct all work required to keep unpatented mining claims in good standing with the US Department of Interior, Bureau of Land Management and State of Montana, or any political subdivision thereof. GHC shall hold Commonwealth Resources, L.L.C. harmless from liability damages or claims of damages and GHC must carry suitable liability insurance.

A breach of the Lease includes the following: If GHC fails to pay all taxes and assessments, or conduct all work on the subject claims; uses the property in a way not set forth in the Lease; fails to pay the rent payment; commits or suffers any waste that is committed in or upon the property; makes a general assignment for the benefit of creditors; makes an insolvent assignment; or files a voluntary petition for bankruptcy. In the event GHC fails to pay all taxes and assessments and perform all work on the subject claims; Commonwealth Resources, L.L.C. shall have the right, without notice, to make payments or perform the work required. This default may be cured by GHC if the Company reimburses Commonwealth Resources, L.L.C. for the full costs for completing the requirements in a timely manner. Otherwise termination of the agreement requires written notice of default to be delivered to GHC no sooner than 10 days from the defaulting event. GHC then has thirty (30) days from delivery of the default notice to cure the default in its entirety. If said cure is not completed within the thirty (30) day time period, Commonwealth Resources, L.L.C. may reenter the property, take possession and cancel the Lease, whereby GHC forfeits all rents paid and is responsible for any damages suffered by Commonwealth Resources, L.L.C. as a result of the default.

A breach of the Option Agreement occurs when any obligation under the Option Agreement or the Lease is not performed. Ten (10) days from the date of the defaulting incident, Commonwealth Resources, L.L.C. may deliver the notice of default to GHC. GHC then has twenty (20) days from the date of service to cure the default before the Option Agreement is terminated. Upon termination GHC shall: ensure sufficient assessment work has been filed to hold unpatented claims through the assessment year commencing September 1 of that calendar year; GHC has 60 days to deliver: existing drill core samples, pulps, and copies of formal reports, and GHC must represent and warrant the accuracy and completeness of this data; GHC has 180 days to remove any of GHC's property that was placed on the site by GHC, excluding that property that must be left pursuant to the Option Agreement or Lease; and GHC has 180 days to replace any structures moved from the property.

On page 61 of the Amended Form S-1, we have included the following language.

Our business is conducted through agreements with consultants and unrelated arms-length third parties. These various agreements were entered into and negotiated by Eric Sauve, President, CEO and CFO of GHC and Aaron Charlton, Senior Consultant of GHC. As it relates to the negotiating party on behalf of the Company with the CEO's and Senior Consultant's Employment Agreement, Eric Sauve and Aaron Charlton determined their own compensation based on their full time commitment to the Company's business, and the industry norms for remuneration of mining executives. GHC's Board of Directors reviewed and approved the contracts on March 15, 2008, wherein Eric Sauve recused himself from tabulation in the vote concerning his Employment Agreement. The agreements with third party consultants, or related parties were negotiated in the ordinary course of business, occurring on terms that are similar to those transactions occurring with unrelated parties.

Comment No. 4:

4.     Please tell us whether Messrs. Sauve and Charlton, in addition to being shareholders, are also officers or directors of Commonwealth Resources, L.L.C. We may have further comment.

Response to Comment No. 4:

(Provided Supplementary)

Mr. Eric Sauve is a shareholder of the Company and Mr. Aaron Charlton is the Managing Member and Mr. Eric Sauve is a Member of Commonwealth Resources, L.L.C. Commonwealth Resources, L.L.C. is a shareholder of Grant Hartford Corporation. Aaron Charlton and Rodney Haynes founded Commonwealth Resources, L.L.C. on March 15, 2007. Aaron Charlton, Rodney Haynes, Kim Charlton Benson and Eric Sauve are current Members and Aaron Charlton is the sole Managing Member of Commonwealth Resources, L.L.C.

Outside Cover Page of Prospectus

Comment No. 5:

5.     Please highlight the cross-reference to your risk factors section by prominent type or by another appropriate method. See Item 501(b)(5) of Regulation S-K.

Response to Comment No. 5:

The Cross reference to our Risk Factors Section will be highlighted by prominent type, pursuant to Item 501(b)(5) of Regulation S-K, as follows:

Investing in our common stock involves a high degree of risk. See "Risk Factors" beginning on page 4.

Prospectus Summary, page 1

Comment No. 6:

6.     Discuss the material terms of the transactions whereby you obtained the option to purchase the Garnet Mining District mineral deeds from Commonwealth Resources, L.L.C. For example, disclose the price at which you valued the shares issued to Commonwealth Resources, L.L.C., as well as the total value of the consideration you have paid to date to Commonwealth Resources.

Response to Comment No. 6:

The following language has been inserted into the section "Material Terms of Related Party Agreements" on page 29 through page 32 of the Amended Form S-1.

Mr. Eric Sauve, as President, CEO, CFO and Director of Grant Hartford Corporation ("GHC") negotiated the terms of the Grant Hartford Option Agreement ("Option Agreement") with Commonwealth Resources, L.L.C. in March, 2007. Mr. Aaron Charlton, the Managing Member of Commonwealth Resources, L.L.C., negotiated on behalf of Commonwealth Resources, L.L.C. On March 22, 2007, GHC and Commonwealth Resources, L.L.C. entered into a Letter of Intent and on June 15, 2007, GHC and Commonwealth Resources, L.L.C. finalized the Option Agreement, whereby GHC would acquire an option to purchase the mineral rights to 122 unpatented and 23 patented mining claims from Commonwealth Resources, L.L.C.. The material terms whereby GHC obtained the option to purchase the Garnet Mining District mineral deeds from GHC are as follows: GHC is allowed a seven (7) year period whereby Commonwealth Resources, L.L.C. will hold the mineral rights to the property exclusively for the benefit of GHC. In order to retain the exclusive option to purchase the mineral rights for this seven (7) year period, GHC is responsible for the Bureau of Land Management assessment fees, which currently total $125.00 for each of the 122 unpatented mining claim, for a total annual payment of $15,250.00, the property taxes on each of the 23 patented mining claims, for a total annual payment of $1,362, an annual surface access lease payment of $60,000, an annual option payment of $190,000, which increases to $400,000 in year six (6) and seven (7) of the Option Agreement, the issuance of 19,000,000 shares of GHC's no par value common stock, pursuant to the Amendment to Grant Hartford Option Agreement dated January 24, 2008, and the payment of a 5% net smelter return on any ore processed during the option period within fifteen (15) days of the close of each calendar month. GHC and Commonwealth Resources, L.L.C. negotiated the value of the 19,000,000 no par value common shares at $1 and other good and valuable consideration, in exchange for the exclusive option to purchase the mineral rights in the Garnet Project and pursuant to GHC's implied promise to add value to the stock. GHC has paid a total of $33,224 on behalf of Commonwealth Resources, L.L.C. in Bureau of Land Management Assessment Fees and property taxes for the years of 2007 and 2008. GHC paid Commonwealth Resources, L.L.C. a total of $500,000 in annual option payments and annual surface access lease payments for the years 2007 and 2008. GHC has also issued 19,000,000 shares of the Company's no par value common stock to Commonwealth Resources, L.L.C. for a total consideration of $1.

Comment No. 7:

7.     We note your statements that "Commonwealth Resources, L.L.C., is owned by Aaron Charlton, Creative Financial P.S. Plan, Kim Charlton-Benson and Eric Sauve. Aaron Charlton and Eric Sauve are related parties to our Company." Clearly state that Eric Sauve is your President, CEO, CFO, and a Director, and that Messrs. Charlton and Sauve are your sole full time employees. In addition, please tell us whether Kim Charlton-Benson is related to Aaron Charlton. We may have further comments.

Response to Comment No. 7:

The following language has been inserted after the name Eric Sauve, seventh line down in the paragraph headed Grant Hartford Corporation on page 1 of the Amended Form S-1, as follows:

"Mr. Eric Sauve is our president, CEO, CFO, and Director. Mr. Aaron Charlton is our Senior Consultant. Messrs. Charlton and Sauve are two of the Company's five full time employees."

(Provided Supplementary)

Throughout the Registration Statement the Company will state with clarity the "Mr. Eric Sauve is the Company's President, CEO, CFO and Director." In addition Aaron Charlton, Robert Flesher, Eric Sauve, BJ Ambrose, and Tim Matthews are the Company's five full time employees. Ms. Kim Charlton-Benson is the sister of Aaron Charlton and is an 8.15% beneficial shareholder of the Company.

Comment No. 8:

8.     We note your statements that "[t]he owner of record of one (1) patented claim, the Free Coin, is Karl Roesch. Commonwealth Resources, L.L.C. holds a purchase agreement and mining lease on this claim which has been assigned to us." Please briefly discuss the nature and terms of this assignment and file the assignment as an exhibit.

Response to Comment No. 8:

A summary and reference to the following section has been inserted on page 2 of the Amended Form S-1. The following language, in its entirety, has been inserted into the section "Material Terms of Related Party Agreements" on page 32 and page 33 of the Amended Form S-1.

The owner of record of one (1) patented claim, the Free Coin, is River Terrace Estates, Inc. An Amended Mining Lease between River Terrace Estates, Inc. and Commonwealth Resources, L.L.C. provides for a lease and option to purchase the Free Coin patented mining claim. This Mining Lease has been partially assigned to Grant Hartford Corporation both by the terms of the Grant Hartford Option Agreement between Commonwealth Resources, L.L.C. and the Company and through a Partial Assignment of Amended Mining Lease, which assigned to GHC the leasehold interest in the Amended Mining lease and the right to acquire, upon exercise of the purchase option defined in the Lease and Amended Lease, the mineral rights in and to the mining claim. The terms and nature of this Mining Lease, amended on or about February 20, 2009, are as follows: River Terrace Estates, Inc. leases Free Coin Quartz Lode, Mineral Survey No. 4652, Patent No. 28062 containing 13.86 acres, more or less, to Commonwealth Resources, L.L.C. for a period of seven years from March 29, 2007, subject to Commonwealth Resources, L.L.C.'s option to purchase. Commonwealth Resources, L.L.C. shall have the exclusive right to enter upon and have possession of the mining claims for the purpose of testing, exploring, developing, and operating the mining claims as unpatented mining claims and extracting from and selling, with the exception of the portion attributable to River Terrace Estates, Inc., any minerals found thereon and therein, specifically including, but not limited to, gold, silver, copper, gemstones and other minerals or gems. The places where any testing, exploring, developing and operating of the claim shall be done, and the extent thereof, shall be left entirely to the discretion of Commonwealth Resources, L.L.C., provided however, that Commonwealth Resources, L.L.C. shall perform all work on said premises in a good and miner-like manner so as to preserve the premises as a workable lode mining claim. The following are the material terms of the option to purchase the subject mining claim: Commonwealth Resources, L.L.C. shall pay an annual rent payment of $500; Commonwealth Resources, L.L.C. shall pay a 3% net smelter return on all minerals extracted from the claim during the seven years immediately succeeding the date of the Amended Mining Lease; Commonwealth Resources, L.L.C. shall pay any real property, or any other taxes assessed or levied against mining claims, Commonwealth Resources, L.L.C.'s property, or structures on the mining claim; Commonwealth Resources, L.L.C. shall pay all costs for the operation of said premises; Commonwealth Resources, L.L.C. will not allow a lien of any kind to be imposed or enforced against the premises; and Commonwealth Resources, L.L.C. will maintain appropriate insurance policies, including general liability and auto-related liability. A default on the option to purchase the subject mining claims consists of a violation of any provision of the Mining Lease, culminating in River Terrace Estates, Inc. delivering a written notice of violation and 120 day notice of termination of Mining Lease to Commonwealth Resources, L.L.C. Commonwealth Resources, L.L.C. has 120 days from receipt of said notice to cure the default; otherwise River Terrace Estates, Inc. may take possession of the premises. The following are the material terms of the purchase agreement of the subject mining claim: Commonwealth Resources, L.L.C. shall give its notice of intention to purchase the mineral claim within seven (7) years from March 29, 2007. The purchase price for the subject mining claim shall be $60,000, plus 12% bonus per annum, computed from the date of the Mining Lease to the date of the final closing payment, not to be more than ninety (90) days after the notice to exercise the option is given to River Terrace Estates, Inc.

(Provided Supplementary)

Karl Roesch is the sole owner of River Terrace Estates, Inc.

Comment No. 9:

9.     Please clearly disclose whether Grant Hartford has the obligation to pay the required expenditures with respect to the Garnet mining claims,

Response to Comment No. 9:

(Provided Supplementary) - We have restated this disclosure where appropriate throughout the document.

The Option Agreement between GHC and Commonwealth Resources, L.L.C. requires that GHC pay the Bureau of Land Management annual assessment fees, which are currently $125 for each of the 122 unpatented claims for a total annual amount of $15,250 and the property taxes on the 23 patented claims in the amount of $1,362.

Comment No. 10:

10.     We further note the statement that "[o]ur exploration program is designed to quantify, by confirmation, drilling targets identified by previous exploration programs which were conducted by Pegasus Gold, Trans Global Corporation. Western Energy Corp., American Mining Corporation and Anaconda Corp." Briefly describe these entities. If any of these entities are related to or affiliated with your related parties, please disclose this fact. For example, we note that Mr. James Charlton, father of Mr. Aaron Charlton, organized the American Mining Company in 1966.

Response to Comment No. 10:

(Provided Supplementary)

Grant Hartford's definition drill program was designed after review of Geological Geochemical and Geophysical data, reports, and maps produced by the historical owners and operators of the Garnet Project. These historical owners were: Pegasus Gold Corp., which was a mid size gold producing Company in the 1980's and mid 1990's that optioned the Garnet Property from Garnet Mining Inc. and Cordoba Corporation, which were owned and controlled by Aaron Charlton, between 1989 and 1993. Pegasus Gold Corporation is not affiliated with GHC or Commonwealth Resources, L.L.C. Trans-Global Resources, N.L., which was an exploration company listed on the ASX and NASDAQ had a 56% interest in the Garnet Property from 1991 to 1993. Mr. Aaron Charlton, a related party to GHC, was the Chairman of Trans-Global Resources, N.L.

Western Energy Corporation, a mining exploration subsidiary of the Montana based power utility, Montana Power Company, conducted exploration of the Garnet Property from 1987 to 1989. American Mining Corporation owned and conducted exploration on the Garnet property between 1966 and 1971. The President of the American Mining Corporation was James Charlton, the deceased father of Aaron Charlton and Kim Charlton-Benson. Anaconda Corporation was a major mining company that explored the Garnet Property in the 1960's. Each of the above mentioned companies compiled geological data from exploration on the Garnet Project. This data is being used by GHC to confirm drilling targets. None of the above mentioned companies has any current relationship, claim or affiliation to the Garnet Project, Grant Hartford Corporation, or Commonwealth Resources, L.L.C. None of the above Companies have any relationships or affiliations with related parties to the Company, with the exception of Aaron Charlton who was formerly the Chairman of Trans-Global Resources, N.L., Garnet Mining, Inc. and Cordoba Corporation and who is the son of James Charlton, the former President of American Mining Corporation.

Comment No. 11:

11.     Please disclose the material terms of the convertible note offering. For example, disclose the term and conversion price of the notes, the number of shares of common stock issuable upon conversation of the notes, any fees or discounts received by the noteholders, and the net proceeds to you. If any of your officers, directors, or related parties is a noteholder, please identify them as such...

Response to Comment No. 11:

The following had been inserted on page 3 of the Amended Form S-1.

Between July 22, 2008 and November 6, 2008, the Company entered into eight (8) Non-Transferable Convertible Notes (the "Notes") in the aggregate sum of $271,500. The Notes were entered into pursuant to exempt transactions.

The material terms of the Non-Transferable Convertible Notes (the "Notes") are as follows: The Notes are for a term of two (2) years, wherein interest is due semi-annually at a varying interest rate depending upon the Note, between 12% and 14%. The Lender may choose to convert to common stock at any time, however, if conversion is made prior to six (6) months from the date of signing, the conversion price will include interest for a six (6) month period. At conversion, all or any portion of the unpaid balance and accrued interest may be converted into common stock at a conversion price equal to the closing market price of the common stock. If conversion takes place on the date GHC is first listed on the Over The Counter Bulletin Board ("OTCBB"), Lender may convert at a conversion price of 95% of the initial share price quoted on the day of conversion. Upon conversion Lender shall receive additional shares of GHC common stock, over and above the converted amount, in the form of an Incentive Bonus equal to the principal amount of the Note, multiplied by 2.5% and divided by the share price at conversion. GHC will offer to include any common stock held by Lender upon conversion, in any subsequent registration statement pursuant to the Securities Act. GHC will give a thirty day notice of intention to file said registration statement to Lender and Lender has 10 days to accept such registration, once GHC gives notice. Default on the Note by GHC may occur if one or more of the following events take place: nonpayment, GHC filing bankruptcy, and the appointment of receiver, custodian, trustee or assignee to take possession of the property. GHC has fifteen (15) days to cure the default, which would include the payment of a late fee of 15% the semi-annual interest payment and any costs and legal fees associated with the default to Lender. The net proceeds to GHC on each Note is the principal sum of the Note. The aggregate net proceeds to date on the eight (8) Notes is $271,500. Leo Sauve holds two of the eight Notes, totaling $26,000.00, and is the father of Eric Sauve, our President & CEO.

(Provided Supplementary)

The number of shares at conversion is not determinable at this time. The number of shares will be determined at the time of conversion.

Glossary of Terms, page 4

Comment No. 12:

12.     Please move this section to a later part of the prospectus, such as immediately preceding the Geological Report on page 36, and be sure that the risk factors section immediately follows the summary section. See Item 503(c) of Regulation SK. In addition, please include in your glossary only terms that you actually use in the prospectus and that would be helpful to an understanding of the disclosure in your document. For example, we note the terms "azimuth" and "in situ" in the glossary, but could not readily find these terms used elsewhere in your disclosure.

Response to Comment No. 12:

This section of the prospectus has been moved to page 52, which immediately precedes the Geology Report. The Risk Factor section will immediately follow the summary section. See page 5. The Company has reviewed the Glossary of Terms and the terms not part of this Prospectus have been deleted. The deletions will be reflected in your redlined copy.

Risk Factors, page 11

Comment No. 13:

13.     Include a risk factor that discusses the fact that your sole material assets are the options to the Garnet mineral claims and that these claims are owned by an entity owned by your President, CEO, CFO, and director, and a senior consultant of the company, both of whom are your sole full time employees. Discuss in detail the conflict of interest that may have existed in the initial negotiation of this transaction and that may arise in the future in connection with this relationship.

Response to Comment No. 13:

The following risk factor has been inserted on page 7 of the Amended Form S-1 in order to address comment number 13.

6:   Common ownership of GHC and Commonwealth Resources, L.L.C.

Our sole material assets are the options to the Garnet Mining Claims, which claims are owned, or optioned by Commonwealth Resources, L.L.C. The Optionor, Commonwealth Resources, L.L.C. is owned in part by Mr. Eric Sauve, who is the President, CEO, CFO and Director of Grant Hartford Corporation. In addition, Mr. Aaron Charlton, who is a Senior Consultant to the Company, is likewise a part owner of Commonwealth Resources, L.L.C. While we do not anticipate any conflicts with the equity interest that Messrs. Charlton and Sauve have in GHC and Commonwealth Resources, L.L.C., we expect that any conflicts will be negotiated in good faith for the best interests of the Company and that agreements with related parties will be in the ordinary course of business and will occur on terms that are similar to those transactions with unrelated parties. We believe that any conflicts can be resolved only through the exercise of prudent judgment consistent with such Officers' and Directors' fiduciary duties to the Company.

Mr. Charlton negotiated in good faith on behalf of and for the best interest of Commonwealth Resources L.L.C. and Mr. Eric Sauve negotiated on behalf of and in good faith and at arm's length for the best interest of Grant Hartford Corporation. The negotiations concluded in a Letter of Intent which was signed on March 22, 2007. The Option Agreement became effective on June 15, 2007. At the time the Option Agreement became effective Eric Sauve was not a Membership owner of Commonwealth Resources L.L.C. and did not become a member until August 31, 2007. We, at this point, have not voluntarily implemented various corporate governance measures, in the absence of which, stockholders may have more limited protections against interested director transactions, conflicts of interest and similar matters. In the interim, or until such time as we adopt more definitive conflict of interest and ethics rules, which will include the rules set forth in the Sarbanes-Oxley Act of 2002, Federal legislation. We will refer any possible conflicts to the Board of Directors to ensure that any Officer, Director or Senior Consultant proposed transaction fulfils prudent judgment and the duty of fair dealing with the Company. However, any conflict that may arise that is not in the best interest of the Company could have a detrimental effect on the Company and the shareholder's value.

(Provided Supplementary)

At the time the Garnet Mining Claim Options were negotiated, Mr. Eric Sauve was not a part of Commonwealth Resources, L.L.C. He was, however, the President, CEO, CFO and Director of Grant Hartford Corporation. Mr. Sauve negotiated on behalf of Grant Hartford Corporation and Mr. Charlton negotiated on behalf of Commonwealth Resources L.L.C. in an arm's length manner. Any future potential conflicts will be governed by the independent members of the Board of Directors. However, any conflict of interest with our President, CEO, CFO, Directors and our Senior Consultant, could result in a loss of confidence by our shareholders or potential investors and could result in a disruption to the business, adversely affecting our Company and the existing shareholders.

Comment No. 14:

14.     Please combine the redundant disclosures in risk factors 19, 20 and 24 into one risk factor.

Response to Comment No. 14:

We have deleted Risk Factor No. 19 and Risk Factor No. 20. Both of these Risk Factors are redundant. Risk Factor 24 will remain the same, as follows:

23:   There is no public trading market for our common stock and no public market may develop.

Currently, there is no trading market for our common stock, and there can be no assurance that such a market will commence in the future. There can be no assurance that an investor will be able to liquidate his or her investment without considerable delay, if at all. If a trading market does commence, the price may be highly volatile. Factors discussed herein may have a significant impact on the market price of the shares offered. Moreover, our common stock in all likelihood will trade at a price below $5.00 per share and become subject to the "penny stock" rules enacted by the SEC. This would increase the likelihood that many brokerage firms will not participate in a potential future market for our common stock. Those rules require, as a condition to brokers effecting transactions in certain defined securities (unless such transaction is subject to one or more exemptions), that the broker obtain from its customer or client a written representation concerning the customer's financial situation, investment experience and investment objectives. Compliance with these procedures tends to discourage most brokerage firms from participating in the market for certain low-priced securities.

"14: In the event that our mining claims become invalid...", page 14

Comment No. 15:

15.     Quantify the annual maintenance fees and disclose who is responsible for paying these fees.

Response to Comment No. 15:

The following language has been inserted into Risk Factor 15, found on page 11 of the Amended Form S-1.

Grant Hartford Corporation has the initial responsibility to pay the Bureau of Land Management annual assessment fees, which are currently $125 for each 122 unpatented claim for a total annual amount of $15,250 and the property taxes on the 23 patented claims in the annual amount of $1,362. If these fees are not satisfied by GHC, Commonwealth Resources, L.L.C. will then make arrangements for payment of such fees. Failing both companies' fee payment, GHC would lose its interest in the claims and the shareholders would be subsequently adversely affected.

"28: Voting Control by Commonwealth Resources, L.L.C.", page 20

Comment No. 16:

16.     Disclose the positions that Messrs. Charlton and Sauve hold at Grant Hartford and discuss the potential conflict of interest that may arise.

Response to Comment No. 16:

The following language has been inserted into risk factor 27: Voting Control by Commonwealth Resources, L.L.C., on page 14 of the Amended Form S-1.

Mr. Eric Sauve is the President, CEO, CFO and Director of our Company. Mr. Aaron Charlton is our Senior Consultant, who supervises the drilling program, deals with contractors and is the Company's liaison with the BLM, state and local agencies.

We do not anticipate any conflicts of interest in that any conflicts will be referred to the Board of Directors for resolution. Messrs. Sauve and Charlton are bound by the duty of prudent judgment of fair dealing to our Company. The directors have agreed in principle that any transaction that may bring the parties into a potential conflict of interest will be brought to the Board of Directors for resolution by the non-interested Directors. At this point, the conflicted party will seek in advance from the disinterested members of the Board of Directors the approval of any such proposed transaction. The parties have agreed that any transaction with the corporation or a third party has to fulfill the duty of fair dealing by both Messrs. Sauve, an Officer and Director of the Company, and Charlton, who is the Managing Member of Commonwealth Resources, L.L.C. Any unresolved conflicts of interest could delay the implementation of our business plan, which could have a detrimental effect on our business.

Previous Issuance and Offerings of Our Common Shares, page 25

Comment No. 17:

17.     Disclose the price at which you valued the shares issued to Commonwealth Resources, L.L.C.

Response to Comment No. 17:

The following language was inserted on page 19 of the Amended Form S-1.

GHC and Commonwealth Resources, L.L.C. negotiated the value of the 14,000,000 no par value common shares at $1 and other good and valuable consideration. This price was based on the fact that at the time of negotiation, GHC had no material assets and GHC, in large part, used the shares as an inducement for Commonwealth Resources, L.L.C. to provide an exclusive option to purchase the Garnet Project mineral rights and pursuant to GHC's promise to add value to the stock by faithfully performing the terms of the Option Agreement.

The following language was inserted on page 19 of the Amended Form S-1.

....and the share price was identical as the initial issuance of the 14,000,000 shares of the Company's no par value common stock on June 15, 2007.

Dilution, page 26

Comment No. 18:

18.     We note that you have issued shares to your officers, director, and affiliates in exempt offerings at $0.001 per share, but that the selling shareholders intend to sell their securities in this registration statement at an initial price of $0.80 per share. As such, revise this section to provide the information required by Item 506 of Regulation S-K.

Response to Comment No. 18:

The following language and chart have been inserted on page 20 of the Amended Form S-1.

The following chart of information summarizes the information required by Item 506 of Regulation S-K.

Distribution	Book Value Per Share Before Distribution	Book Value Per Share After Distribution	Cash Invested	Share Increase Attributed To Cash Invested	Dilution Cost Per Share
Founder's shares: 1,135,000	$0.000	$0.001	$1,135	$0.001	$0.000
Offering: 280,000	$0.001	$0.125	$35,000	$0.025	$0.100
Option agreement: 14,000,000	$0.125	$0.125	$0	$0.000	$0.110
Offering: 793,900	$0.125	$0.500	$396,950	$0.025	$0.475
Retainer agreement: 5,000	$0.500	$0.500	$2,500	$0.000	$0.500
Option agreement: 5,000,000	$0.500	$0.500	$0	$0.000	$0.118
Offering: 236,295	$0.500	$0.800	$189,036	$0.010	$0.790
TOTAL: 21,450,195			$624,621

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 26

Comment No. 19:

19.     In an appropriately titled subsection of the MD&A section, please provide detailed disclosure of your liquidity. Include a reasonably detailed discussion of your ability or inability to generate or raise sufficient cash to support operations during the twelve-month period following the date of the financial statements. In this regard, we note your statement on page 26 that you had $532 as of September 30, 2008. However, on page 42 you estimate that you will spend $2.5 million over the next twelvemonths on exploration, property maintenance, acquisition, and administrative costs. Detail the current rate at which you are using capital and describe how you plan to address any deficiency. Disclose any on-going obligations that you have, such as the annual surface access lease fee of $60,000 per year and annual option payments of $190,000 to Commonwealth Resources, L.L.C. Quantify the amount of money needed to fund the field work in the Garnet Area, which you disclose on page 39 is expected to be completed in the spring of 2009. Finally, discuss your liquidity in the Summary section of the prospectus as well as in the risk factors, such as under risk factor numbers 2 and 15.

Response to Comment No. 19:

Management's Discussion and Analysis of Financial Condition and Results of Operations has been replaced with the following language on page 21 to 25 of the Amended Form S-1.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

This Prospectus and the documents incorporated in it by reference contain forward-looking statements that involve known and unknown risks and uncertainties. Examples of forward-looking statements include: projections of capital expenditures, competitive pressures, revenues, growth prospects, product development, financial resources and other financial matters. You can identify these and other forward-looking statements by the use of words such as "may," "will," "should," "plans," "anticipates," "believes," "estimates," "predicts," "intends," "potential" or the negative of such terms, or other comparable terminology.

Our ability to predict the results of our operations or the effects of various events on our operating results is inherently uncertain. Therefore, we caution you to consider carefully the matters described under the caption "Risk Factors" and certain other matters discussed in this Prospectus, the documents incorporated by reference in this Prospectus, and other publicly available sources. These factors and many other factors beyond the control of our management could cause our actual results, performance or achievements to be materially different from any future results, performance or achievements that may be expressed or implied by the forward-looking statements.

Executive Summary

We are in the business of developing mineral properties in the state of Montana. We have acquired an option to purchase the mineral rights on 23 patented mineral claims and 122 unpatented mineral claims for a seven year period. We intend to exercise this option; however, we are currently in the process of developing four of the patented mineral claims and continuing the evaluation of the remaining patented and unpatented claims.

Critical Accounting Policies and Estimates

Our consolidated financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of the financial statements requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and related disclosures. Though we evaluate our estimates and assumptions on an ongoing basis, our actual results may differ from these estimates.

Off Balance Sheet Arrangements

(a)     Plan of Operation.

Our independent auditor has noted that there is substantial doubt about our ability to continue as a going concern at December 31. 2008. In light of our lack of revenues, and operating capital, our ability to continue as a going concern is dependent upon future events, such as the successful development of the mineral property, our ability to engage the services of highly qualified consultants who have expertise in the industry and our ability to secure additional sources of financing. See Risk Factor-"Auditor has raised substantial doubt about our ability to continue as a going concern."

Our plan of operation is to conduct development work on the Nancy Hanks Lode Mining Claim, ms#5365, the Dewey and Midnight Lode Mining Claims, ms#9833, the International Lode Mining Claim, ms#3612 and the Tiger Lode Mining Claim, ms#5361 and continue evaluating the remaining patented and unpatented mining claims in order to develop them for commercial mining. Our 2008 drill program was designed to quantify, by definition drilling, targets identified by previous exploration programs which were conducted by Pegasus Gold Corporation, Trans-Global Resources, N.L., Garnet Mining Corporation, Western Energy Corporation, American Mining Corporation and Anaconda Corporation. Our geological data base contains geological, geochemical, and geophysical reports, maps, and drill logs prepared from work performed by the previously referenced companies. We currently hold a Small Miners Exclusion Statement (#46-032) issued by the State of Montana which allows us to mine an unlimited amount within a 5 acre area of surface disturbance. We also hold an Exploration License (#00545), which has been issued by the State of Montana.

In 2008 we completed a 54 hole reverse circulation drilling program. We are currently analyzing the data from the 2008 drilling program and intend to conduct mine engineering and feasibility studies in the first and second quarters of 2009 subject to adequate financing. We also intend to conduct mill engineering in the second quarter of 2009 subject to adequate financing. We expect to begin our 2009 drilling program in the second quarter of 2009 and continue drilling into the fourth quarter subject to further financing. Pending the outcome of mine engineering, mill engineering and feasibility studies, we expect to begin mining proven/probable gold reserves in 2009 and to begin construction of an onsite mill for processing of the proven/probable gold reserves in the later part of 2009 subject to further financing.

The Company capitalized expenditures of $396,916 for the 54 hole reverse circulation drill program and $190,000 option payment for the fiscal year ending December 31, 2008.

The Company incurred expenses of $585,960 for the fiscal year ending December 31, 2008. The monthly average expenditure for both capital and expense items in 2008 was $81,906.

EXPENSES
Financial conference fees Management fees General & administrative Interest Professional fees Surface access lease payments	$ 14,500 269,500 134,490 9,467 96,748 61,225
TOTAL	$ 585,960

The Company anticipates capital expenditures of $1,140,000 (including an option payment of $190,000 but excluding bonding and construction of a mill and processing facilities) for the fiscal year ending December 31, 2009.

The Company anticipates incurring expenses of $868,000 for the fiscal year ending December 31, 2009. The monthly average expenditure for both capital and expense items in 2009 is estimated to be $167,333.

EXPENSES
Financial conference fees Management fees General & administrative Professional fees Surface access lease payments	$ 20,000 438,000 200,000 150,000 60,000
TOTAL	$ 868,000

The Company does not expect any significant changes in the number of its employees during the fiscal year ending December 31, 2009.

(b)     Management Discussion and Analysis of Financial Condition.

Fiscal Year ended December 31, 2008.

Revenues

As of the fiscal year ended December 31, 2008, we did not generate any revenues. For the fiscal year ending December 31, 2009, management plans to satisfy our cash requirements and working capital needs through private placements of debt or equity offerings, in order to proceed with the necessary development of the Property.

Operating Loss

As at the financial period ended December 31, 2008, we incurred a net loss of ($585,960). This net operating loss was a result of financial conference fees of $14,500, management fees of $269,500, general and administrative costs of $143,957, professional fees of $96,748 and surface access lease payments of $61,225. We anticipate our operating expenses will increase in 2009 to $868,000. The increase will be attributable to fulfilling the terms of employment agreements with the Company's President Eric Sauve, the Company's Senior Consultant Aaron Charlton, the Company's Vice President of Corporate Finance, B.J. Ambrose, the Company's Vice President of Marketing, Tim Mathews, and the professional fees that we will incur in connection with the filing of this Registration Statement with the Securities Exchange Commission under the Securities Act of 1933, as amended. We anticipate our ongoing operating expenses will also increase once we become a reporting company under the Securities Exchange Act of 1934, as amended.

As at December 31, 2008, we had liabilities of $1,010,421. These liabilities were a result of accounts payable of $233,037, due to related parties of $187,776, option payment: mineral property of $301,095, short term notes of $9,350, and convertible notes of $279,163.

For the year ended December 31, 20078, we had a total shareholders' equity of $(209,195).

Income Taxes

As at December 31, 2008, we paid $0 in income taxes.

Liquidity and Financial Resources

We had negative working capital of ($697,350) at December 31, 2008. For the fiscal year ended December 31, 2008, net cash used in operating activities was ($156,673). For the fiscal year ended December 31, 2008 net cash used in investing activities was ($398,051). For the fiscal year ended December 31, 2008, we raised working capital of $465,386 as a result of the issuance of our common stock, short term notes and convertible notes. At year end, December 31, 2008, we had cash of $1,535.

The Company intends to correct any deficiency in working capital through the sale of its common equity to investors and non-convertible debt instruments in order to fund its development in 2009.

Financial Statements for the twelve month period ended December 31, 2008 as compared to the twelve month period ended December 31, 2007.

Revenues

As of the twelve month period ended December 31, 2008, the Company did not generate any revenues as compared to generating no revenues for the twelve month period ended December 31, 2007.

Operating Loss

As of the twelve month period ended December 31, 2008, we incurred a net loss of ($585,960), as compared to a net loss of ($247,857) for the period of inception through December 31, 2007, representing an approximate 136% increase in net losses. This increase in net losses was primarily due to an increase in management expenses, general and administrative, professional fees, and surface access lease payments.

As at December 31, 2008, we had total liabilities of $1,010,421 as compared to total liabilities of $122,905 for the period ended December 31, 2007, representing an approximate 722% increase in liabilities. This increase was primarily due to an increase in accounts payable, due to related parties, option payment, 2008 Lease Access Payment and short-term notes.

We have an accumulated deficit as at December 31, 2008, of ($833,817) as compared to ($247,857) for the period ended December 31, 2007. Additionally, as at December 31, 2008, we had total stockholders' equity of (209,195) as compared to $187,729 for the period ended December 31, 2007.

Income Taxes

As at December 31, 2008, we paid income taxes of $0.

Liquidity and Financial Resources

We had negative working capital of ($697,350) for the twelve month period ended December 31, 2008, compared to negative working capital of ($3,655) for the twelve month period ended December 31, 2007. For the twelve month period ended December 31, 2008, net cash used in operating activities was ($156,673), as compared to the twelve month period ended December 31, 2007 of ($267,053). For the twelve month period ended December 31, 2008, net cash used in investing activities was ($398,051), as compared to ($68,525) of net cash used in investing activities in the twelve month period ended December 31, 2007. For the twelve month period ended December 31, 2008, financing activities provided $465,386 and the twelve month period ended December 30, 2007, financing activities provided $426,450. Net cash decreased by ($89,338) for the twelve month period ended December 31, 2008 as compared to an increase of $90,873 for the twelve month period ended December 31, 2007.

From the date of the incorporation of March 15, 2007 through December 31, 2008, we have raised $624,622 in cash through the issuance of 21,450,195 common shares, $9,350 in cash through the issuance of short term notes, and $271,500 in the issuance of convertible notes.

Plan of Operation, page 27

Comment No. 20:

20.     We note your disclosure stating that you expect to drill 15 additional holes in the third and fourth quarters of 2008. Please revise your disclosure to provide an updated status of your drilling activities.

Response to Comment No. 20:

The following language has been inserted on page 43 of the Amended Form S-1 in the section "Current Operations".

Current Operations

The Company's 2008 drilling program was designed to quantify, through the use of definition drilling, both open pit and underground mine gold targets identified by the previous Pegasus exploration program. The Company intends to use this information to complete an updated proven/ probable reserve estimate and feasibility study.

During 2008, GHC completed 54 drill holes, with total drill footage of 12,497.5 feet. These holes were completed by O'Keefe Drilling using reverse circulation drill rigs. All holes were completed during the third and fourth quarters of 2008. Original drill plans included drilling on over eight (8) targets. Due to the promising results obtained in the first three zones drilled, drilling was concentrated on these three ore zones. The drilling plan called for definition drilling near high-grade zones encountered by Pegasus between 1989 and 1992. The drilling resulted in 1,879 samples generally representing five (5) foot intervals were sent for assay. Shorter intervals were sampled when vein systems were able to be identified. 229 samples were run in duplicates of 2-4 repeats. This represents a 12.2% assay duplication.

The Company's 2008 drill program discovered and expanded ore zones indentified by Pegasus in the East Dewey and North Dewey zones. Drilling on the Nancy Hanks deposit confirmed mineable ore grade material identified by Pegasus with open boundaries in several directions. The Company anticipates the potential to define additional ore grade tonnage is high. A new ore zone at the 200 foot level in the area of Nancy Hanks pit was discovered which is open in three directions. Inputting the Company's 2008 drill data and the Pegasus drill data into a sub-surface mine modeling program will provide the Company with an updated open pit reserve calculation and an underground high-grade reserve calculation.

The Company's 2009 Development Plan is based on recommendations from its 2008 Drilling report written by Vice President of Mining and Geology J. Robert Flesher:

1.

Enter all existing geological, geophysical and geochemical data, including the Pegasus drilling data, and the Company's 2008 drilling data, into a sub-surface 3D mine modeling program to determine an updated reserve calculation,

2.

Engage a metallurgical lab to analyze samples from the 2008 drilling program to determine the correct grind size, and conduct specific gravity concentration and flotation tests, in order to determine a flow sheet,

3.	Based on the data from the flow sheet, engage an engineering firm to design and provide bids for the construction of a milling facility to process high grade ore,
4.	Engage a Geophysical firm to conduct Induced Polarization tests on the North Dewy target to identify additional anomalous areas for drilling during the 2009 season.
5.	Engage an underground mining engineer to provide cost estimates for underground proven/probable reserve extraction on indentified deposits,
6.

Drill up to 150 reverse circulation holes on targets identified in the area of the Nancy Hanks and Dewey to block out proven/probable reserve for extraction, and to complete definition drilling to improve the Nancy Hanks' open pit reserve calculation to a proven/probable reserve category,

7.	Upon completion of the 2009 drilling program engage an engineering firm to begin a feasibility study for processing proven/probable reserves utilizing open pit mining methods,
8.

Drill at least 2 additional high value targets of the 16 proven/probable grade targets developed in previous drill programs. Free Coin / Willie claims and the Tostman / Cascade claims development suggested, which were permitted and bonded in the 2008 Operational Plan,

There are no production or milling operations on the property, as of today. There is no electric power on the property. Any future mining or milling operation will require either power lines to reach the property or the generation of power on site. The Company has retained CDM Engineering of Helena, MT to conduct a cost estimate for power requirements.

Excerpts From Geological Report of Thomas J. Peters, page 39

Comment No. 21:

21.     Please indicate where the excerpt from the report ends and your disclosure resumes, as it is unclear from your current disclosure.

Response to Comment No. 21:

We have noted the end of the Geologic Examination of the Economic Potential for Gold Mining at the Garnet Area Gold Mining Property, by Thomas J. Peters by adding the following language on page 48 for the Amended Form S-1.

End of excerpt from "Geological Examination of the Economic Potential For Gold Mining at the Garnet Area Gold Mining Property", by Thomas J. Peters, Geologist, dated April 12, 2007.

Comment No. 22:

22.     Ensure that you have included in your excerpt all material information from Mr. Peter's Geological Report. For example, we note that the report filed as Exh. 99.1 states that "[o]pinions expressed are based on two days of meeting with company partners and a day examining the site, April 12, 2007." Include this statement in the excerpt, as well as any other statements that would give a reader sufficient context for the statements made in the Geological Report.

Response to Comment No. 22:

We have added the following additional excerpt from the Geological Examination of the Economic Potential for Gold Mining at the Garnet Area Gold Mining Property, by Thomas J. Peters, dated April 12, 2007 on page 46 of the Amended S-1. This excerpt includes the Commission's requested statement, "[o]pinions expressed are based on two days of meeting with company partners and a day examining the site, April 12, 2007", along with several other statements that give the reader sufficient context for the statements made in the Geological Report.

INTRODUCTION

"This report is an independent consultant's prospectus carried out at the behest of the Grant Hartford Corporation of Missoula, Montana, on the Garnet (gold prospect) Area. Area as used here represents all private property and claims, patented, located, and optioned, under the control of Grant Hartford. This "Area" includes the historic Garnet Mining District as well as the ghost town of Garnet. Formerly operating mines in the area includes the Nancy Hanks, Dewey, Grant & Hartford, Cascade, Shamrock, Tiger, Lead King, Red Cloud and others."

"Opinions expressed are based on two days of meeting with company partners and a day examining the site, April12, 2007; however, the Garnet Area is well documented by an extensive amount of good quality information. This examination has been carried out on a "for fee" basis, and the author has no financial interest in the Grant Hartford Company or the Garnet Area property. Under 1889 mining law, districts are not a property, but an organization representing a cluster of mines and infrastructures resulting from mining and economic activity around a locus of exploitable metallic mineralization. The Garnet district includes several mines, the available information, both published and unpublished, was generated by organized, well financed corporate mineral exploration programs or documented in detail by competent professionals."

Comment No. 23:

23.     In this regard, we note the statements on page 59 that "[y]ou should be aware that statements contained in this Prospectus concerning the provisions of any documents filed as an exhibit to the Registration Statement or otherwise filed with the SEC are not necessarily complete, and in each instance reference is made to the copy of such document so filed. Each such statement is qualified in its entirety by such reference." Similar statements appear on page 60. You are required to provide all material information relevant in making an investment decision with respect to the securities being registered, and investors are entitled to rely on information as disclosed in the prospectus. Revised or delete these statements.

Response to Comment No. 23:

We deleted the suggested phrase as follows:

"[y]ou should be aware that statements contained in this Prospectus concerning the provisions of any documents filed as an exhibit to the Registration Statement or otherwise filed with the SEC are not necessarily complete, and in each instance reference is made to the copy of such document so filed. Each such statement is qualified in its entirety by such reference."

Comment No. 24:

24.     You state the "[f]ield work on Year 1 began June, 2008 and is expected to be completed in the spring of 2009." Expand to discuss the feasibility of completing the Year 1 field work on ties timetable, which we note will cost a total of $1.275million, in light of your current liquidity.

Response to Comment No. 24:

We have removed the referenced statement and direct the Commission to the "Current Operations" section on page 43 of the Amended Response for further information.

Revenue Strategy, page 43

Comment No. 25:

25.     We note your statement that "[a]t this point, we would contract with, and ship the ore to, a local milling facility that would process the ore to a fineness of 0.995 and pay Grant Hartford Corporation the contained amount, minus processing fees." Explain who "we" refers to in this sentence.

Response to Comment No. 25:

The term "we" refers to Grant Hartford Corporation throughout the text of this Prospectus. We have made the following changes to page 51 of the Amended Form S-1, in order to clarify the party previously referred to as "we".

"We have identified an economically feasible deposit of gold, and intend to mine and produce proven/probable gold reserves, subject to engineering and a final feasibility study. At this point, we would contract with, and ship the ore to, a local milling facility that would process the ore.

The local milling facility would then pay Grant Hartford Corporation an amount equal to the fair market value of the contained amount, minus the processing fees."

(Provided Supplementary)

As further clarification, "we" refers to Grant Hartford Corporation throughout the text of the Amended Form S-1.

Comment No. 26:

26.     Please explain the disclosure in this section regarding "Equipment, Materials and Suppliers," "Consulting Firms," "Internal Accounting," and "Legal". Are these entities with whom you have working relationships, or that you intend to enter into working relationships? If so, explain the nature of the relationships.

Response to Comment No. 26:

We have inserted the following language on page 51 of the Amended Form S-1 in order to further explain the working relationships that we have with the firms listed under "Equipment, Materials and Suppliers," "Consulting Firms," "Internal Accounting," and "Legal".

Grant Hartford Corporation has material contracts and agreements for service with the following firms. We will hire these firms' services on an as needed basis.

(Provided Supplementary)

Additionally, we have deleted the reference to A&A Mining, as the Company does not have material contracts with this firm. The remaining firms are organizations with which the Company has current relationships. These firms will be hired on an as needed basis.

Reports to Shareholders, page 44

Comment No. 27:

27.     We note that you direct readers to your website for more information. Please provide the address for your website.

Response to Comment No. 27:

We have inserted our website address, www.granthartford.com, on page 52. We have also inserted our website address into the final paragraph on page 75, where we made a second reference to the website.

Description of Properties, page 44

Comment No. 28:

28.     Please update the information in this section, as we note the disclosure that the field office lease terminates on October 31, 2008.

Response to Comment No. 28:

We have made the following changes to page 57 in order to update the information in this section.

"Our executive offices are located in Missoula, Montana. We rent a 1000 square foot field office pursuant to an oral agreement which provides the Company use of the premises on a month to month basis at a rate of $650.00 per month. This facility is sufficient for our current needs, but we may obtain larger facilities as we carry out our business strategy."

Directors, Executive Officers and Control Persons, page 44

Comment No. 29:

29.     Provide the complete five-year sketch that Item 401(e) of Regulation S-K requires for each individual, filling in any gaps or ambiguities with regard to time. In your biographical sketch for Mr. Sauve, for example, you state that "[p]rior to his position at Grant Hartford Corporation, Mr. Sauve held the position of Chief Financial Officer of Electra Gold Ltd." It is unclear from this disclosure when Mr. Sauve began working at Grant Hartford. Please revise each of your biographical disclosures to clearly indicate each individual's business experience in the five years immediately preceding the filing of this registration statement, making sure to include positions held and the dates served at each company.

Response to Comment No. 29:

The following profiles of our officers and directors are set forth on page 57 of the Amended S-1

Eric Sauve, President, Chief Financial Officer, Chief Executive Officer, Director

Eric Sauve began his term as President, CEO, CFO and a Director of Grant Hartford Corporation on March 21, 2007, and formally entered into an Employment Agreement on June 1, 2007. As President, CEO, CFO, and Director, Mr. Sauve, oversees the day-to-day management of our Company and the strategic evolution of its definition drill program. He has experience in corporate finance, structure, and management in both private and public companies. From May 31, 2007 through June 1, 2006 Eric Sauve was the CFO for Electra Gold Ltd., a publicly trading, operating mining company in North Vancouver, B.C. From February 1, 2005 through May 31,

2006, he was the President and CFO of Nexus Minerals Ltd., a gold mining and exploration company in North Vancouver, B.C. From November 9, 2004 through January 31, 2005, Eric Sauve was an Investment Advisor with Chartwell Financial Inc in Surrey, B.C. From May 9, 2003 through November 5, 2004, Eric Sauve was an Investment Advisor for Foresters Securities, Inc., in Burnaby, B.C. For the 12 years prior to his position with Nexus, Mr. Sauve was a licensed stock broker where he worked extensively in the securities markets and was a licensed insurance agent in British Columbia. Mr. Sauve earned a BA degree from the University of British Columbia in 1994.

David Gilmer, Director, Secretary and Treasurer

Mr. David Gilmer has been a Director of Grant Hartford Corporation since October 24, 2007 and has served as Secretary of Grant Hartford Corporation since December 7, 2008. Mr. Gilmer has worked for Junkermier, Clark, Campanella, Stevens, P.C. (JCCS), a public accounting firm in Missoula, Montana for over ten years. Mr. Gilmer works primarily in the field of income tax for individuals, partnerships, L.L.C.s and S-Corporations. Mr. Gilmer also has experience in audit, review, and compilation engagements of financial statements for various entities. He is currently on the firm's tax committee.

Mr. Gilmer has been on the board of the Montana Radio Reading Service for approximately seven years, has been its President for the last five years and is a member of its personnel committee. Mr. Gilmer also joined the board of St. Patrick Hospital & Health Foundation in December 2006 and is a member of its finance committee. Mr. David Gilmer received his Bachelors of Science degree in Accountancy at Northern Arizona University in Flagstaff, AZ.

J. Robert Flesher, Vice President of Mining and Geology

Mr. J. Robert Flesher became Vice President of Mining and Geology and an Officer of the Company on December 10, 2007. Mr. Flesher has held this part time position through December 1, 2008. Mr. Flesher became a full time employee of GHC on December 1, 2008. From October, 2006 through December, 2008, Mr. Flesher was an Engineer at Montana Tunnels Mining, Inc. ("MTMI"), an operating gold, lead and zinc mine approximately 70 miles from the Company's property. From January, 2005 through October, 2006, Mr. Flesher was an Assay Technician for Golden Sunlight Mine, located in Whitehall, MT. From June, 2001 through October, 2006, Mr. Flesher was the owner and operator of Hobby Town USA, a retail store in Helena, MT. Mr. Flesher gained his experience in hydrological testing in various projects including the US Geological Survey. In 1986, Mr. Flesher began his career with Pegasus Gold Mining Corporation, gaining a wide variety of experiences including: mill operation, assay lab technician, ore control geologist, underground geological mapping and sampling, geologic modeling, stope designs, definition drilling, mine production, and GPS surveying. Mr. Flesher received a Bachelor of Science Degree in Geology, from Montana State University in 1983.

Charles Yesson, Director

Mr. Charles Yesson has been a Director of Grant Hartford Corporation since June 18, 2007. Mr. Yesson began his current position as a Registered Principal and Insurance Agent for Grant

Bettigen Securities Inc. in Newport Beach, CA in December 2008. From June, 2006 through November, 2008, Mr. Yesson was Managing Director of Amateus Capital, Inc., a company located in Beverly Hills, CA. Prior to that, from January through June, 2006, Mr. Yesson was a Self Employed Consultant. From January, 2004 through January, 2006, Mr. Yesson was a Registered Principal with J. Alexander Securities, Inc., Los Angeles, CA. and an Independent Insurance Agent and Business Consultant.

Mr. Yesson has over 35 years experience in the financial services industry. He has 25 years experience in managing public corporations and 10 years as a consultant to emerging companies and as an interim manager of several of emerging companies.

Mr. Yesson has worked extensively in areas of reorganization, corporate development and growth and capitalization in both the public and private sectors. Mr. Yesson is a former U. S. Naval Officer and Air Force Reserve Officer. Mr. Yesson received a Bachelor of Science in Education from Pennsylvania State College at Bloomsburg in August, 1954 and a Masters of Arts from New York University in October, 1961. He has a Certification in Bank Marketing from Northwestern University, Certification in International Finance from NSU in Canberra, Australia. Mr. Yesson holds Series 7, 24, and 66 Securities Licenses, California Insurance and Real Estate Licenses, and is a Mediator for the Superior Court in Orange County California and the California State Insurance Department.

BJ Ambrose, Vice President of Corporate Finance

Mr. BJ Ambrose has been Vice President of Corporate Finance since March 1, 2009. Since August, 1999 through the present, Mr. Ambrose owns and operates Ambrose Carpet Cleaning and Flooring. Mr. Ambrose worked as a registered broker for Merrill Lynch from 1995 to 2000 and held a series 7 brokers license and a Colorado State series 63 license. Mr. Ambrose received a Bachelors of Science in Finance from Colorado State University in 1995.

Tim Matthews, Vice President of Marketing

Mr. Tim Matthews has been the Vice President of Marketing since April 15, 2009. Mr. Matthews's has held various sales, management and marketing positions with major consumer and business-to-business advertising agencies in Denver, Colorado and Phoenix Arizona. Mr. Matthews was employed by The Denver Post from 1998 to 2001. Mr. Matthews continued working for the Denver Newspaper Agency form 2001 to 2008 after the newspapers merged business operations and formed a Joint Operating Agreement in 2001. Most recently Mr. Matthews was Director of Marketing and Sports Sponsorships for the Denver Newspaper Agency and had responsibility for an annual advertising budget that exceeded $10M. The Denver Newspaper Agency was responsible for publishing The Denver Post and the Rocky Mountain News. As Director of Sports Sponsorships, Mr. Matthews's duties included negotiating and administrating multiple year contracts with the Denver Broncos, Colorado Rockies, Colorado Avalanche and Denver Nuggets. In addition to contract negotiation, Mr. Matthews was responsible for managing the sports team's partnerships elements working in conjunction with the newspapers advertising departments to derive an additional revenue stream exceeding $8M annually.

Tim Matthews graduated from the University of Northern Colorado with a B.S., in Business Administration and an emphasis in Marketing. Mr. Matthews earned his Certificated Business Communicator credentials in 1984 and has held numerous board positions including the Metro Denver Sports Commission.

Executive Compensation, page 48

Comment No. 30:

30.     Ensure that you have provided all the information required by Item 402(l) through 402(r) of Regulation S-K. For example, disclose the material terms of Messrs. Sauve's and Charlton's employment agreement, as contemplated by Item 402(o)(l).

Response to Comment No. 30:

The following tables have been inserted on page 62 of the Prospectus in order to provide the information required by Item 402(l) through 402(r) of Regulation S-K.

Summary Compensation Table

Name and Principal Position	Year	Salary	Nonqualified Deferred Compensaton Earnings	All Other Compensation	Total
Eric Sauve, CEO	2008	$62,500	$67,500	0	$130,000
Robert J. Flesher	2008	$6,000	0	$14,407	$20,407
david Gilmer	2008	$5,500	0	0	$5,500
Charles Yesson	2008	$7,500	0	0	$7,500

Outstanding Equity Awards at Fiscal Year-End

There are no outstanding equity awards to be received by any of the Company's Officers, Directors, or employees at the Company's fiscal year-end, December 31, 2009.

Director Compensation

Name	Feed Earned or Paid in Cash ($)	Total ($)
David Gilmer	$5,500	$5,500
Charles Yesson	$7,500	$7,500

The following section has been inserted on page 63 of the Prospectus.

Material Terms of Employment Agreements

Eric Sauve - President, CEO, CFO, Director

The Company entered into the Employment Agreement with Eric Sauve ("Employee") on June 1, 2007. The material terms are as follows: The employment term is for a one year period, which automatically renews for successive one year periods until employment is terminated pursuant to the terms of the Employment Agreement. The Employee may be terminated for reasonable cause, for employee death, or in the event that illness or other circumstances disable the performance of the Employee's duties for more than 90 consecutive days. Termination due to illness requires the Company to deliver a notice of Intent to Terminate, which termination may be cured by Employee if Employee resume performance of his responsibilities with 30 days of receipt of intent to terminate. The laws of the state of Montana govern the Employment Agreement. The Employee's duties are to act as President and CEO with the responsibilities normally associated with those positions and any additional responsibilities assigned to Employee by the Board of Directors. The Employee is to be compensated in the following manner: Employee shall be reimbursed for all ordinary and necessary expenses incurred during the course of Employee's job performance. Employee is to be paid $5,000.00 per month, half due on the 15th of the month and the balance due in the final week of the month. This compensation is to increase on June 1, 2008 to $15,000 per month. Compensation is to further increase by six percent (6%) on June 1, 2009 and shall increase by the same percentage annually thereafter during the life of the Agreement. The Company is to provide Employee with a vehicle, with the vehicle's personal use being chargeable as added compensation to the Employee. When the Company is able, it is to provide group health insurance to the Employee and his family. The Company is to provide a $200,000 life insurance policy on the Employee, to be payable to Employee's spouse or estate. The Employee is entitled to participate in any stock option plan contemplated by the Company. Upon termination, other than for dishonesty to the

Employer, the Employee is to be paid three (3) years of salary and retain the life insurance coverage for Employee and his family.

Aaron Charlton - Senior Consultant

The Company entered into the Employment Agreement with Aaron Charlton ("Employee") on June 1, 2007. The material terms are as follows: The employment term is for a one year period, which automatically renews for successive one year periods until employment is terminated pursuant to the terms of the Employment Agreement. The Employee may be terminated for reasonable cause, for employee death, or in the event that illness or other circumstances disable the performance of the Employee's duties for more than 90 consecutive days. Termination due to illness requires the Company to deliver a notice of Intent to Terminate, which termination may be cured by Employee if Employee resume performance of his responsibilities with 30 days of receipt of intent to terminate. The laws of the state of Montana govern the Employment Agreement. The Employee's duties are to act as a "Senior Consultant", and his duties shall consist of those responsibilities assigned to him from time to time by the Company's President; his position is considered a senior executive position. The Employee is to be compensated in the following manner: Employee shall be reimbursed for all ordinary and necessary expenses incurred during the course of Employee's job performance. Employee is to be paid $5,000.00 per month, half due on the 15th of the month and the balance due in the final week of the month. This compensation is to increase on June 1, 2008 to $15,000 per month. Compensation is to further increase by six percent (6%) on June 1, 2009 and shall increase by the same percentage annually thereafter during the life of the Agreement. The Company is to provide Employee with a vehicle, with the vehicle's personal use being chargeable as added compensation to the Employee. When the Company is able, it is to provide group health insurance to the Employee and his family. The Company is to provide a $200,000 life insurance policy on the Employee, to be payable to Employee's spouse or estate. The Employee is entitled to participate in any stock option plan contemplated by the Company. Upon termination, other than for dishonesty to the Employer, the Employee is to be paid three (3) years of salary and retain the life insurance coverage for Employee and his family.

BJ Ambrose - Vice President of Corporate Finance

The Company entered into an Employment Agreement with BJ Ambrose ("BJ") on March 1, 2009. The material terms are as follows: The Employment Agreement is for a one (1) year term. BJ must obtain prior written approval before taking actions on behalf of the Company. BJ is to be paid twelve equal monthly payments of four thousand dollars ($4,000.00), plus quarterly BJ is to receive 25,000 shares of the Company's no par value common stock for a total of 100,000 shares of the Company's no par value common stock. BJ will be eligible for any bonuses declared by the Board of Directors of the Company, in its discretion, during the Term of the

Employment Agreement. BJ is to receive expenses in furtherance of his duties. BJ will devote his full time and efforts in the capacity of Vice President of Corporate Finance. Either party may terminate the Employment Agreement by written. Upon involuntary termination BJ will receive half a month salary after the completion of six (6) months of employment.

Tim Matthews - Vice President of Marketing

The Company entered into an Employment Agreement with Tim Matthews ("Mr. Matthews") on April 15, 2009. The Employment Agreement will begin on May 1, 2009. The material terms are as follows: The Employment Agreement is for a term of six (6) months. Mr. Matthews is to be paid six equal monthly payments of two thousand five hundred dollars ($2,500.00), plus Mr. Matthews is to receive 25,000 shares of the Company's no par value common stock. Mr. Matthews will be eligible for any bonuses declared by the Board of Directors of the Company, in its discretion, during the Term of the Employment Agreement. Mr. Matthews will devote his full time and efforts in the capacity as Vice President of Marketing. Either party may terminate the Employment Agreement by written notice. Upon involuntary termination Mr. Matthews will receive half a month salary after the completion of six (6) months of employment.

Selling Shareholders, page 51

Comment No. 31:

31.     Your disclosure with respect to the shares to be sold by the selling shareholders appears to be inconsistent. In some places in the prospectus, you state that the selling shareholders are selling 1,887,018 shares, while in other places, you state that 1,886,893 are being registered for sale. Please revise your document throughout for consistency.

Response to Comment No. 31:

The number of shares offered by the selling shareholders have been reconciled and the proper number is 1,886,893. This change is reflected on page 66.

Comment No. 32:

32.     Please disclose the material terms of the warrants overlying the common stock being registered for resale, such as their exercise price and duration.

Response to Comment No. 32:

The following language was inserted on page 73 of the Amended Form S-1.

At the time of Grant Hartford Corporation's 2007 Exempt Offering of $0.50 per share, the Company issued one warrant exercisable at $1.50 until 5:00pm Montana time on October 31, 2010, the exercise date for each share of the Company's no par value common stock purchased at $0.50. The Warrants can be exercised all or in part upon the Warrantholder delivering written notice of exercise along with payment in full of the Exercise Price. The following table describes the warrants issued with this offering.

	December 31, 2007
	Number	Exercise Price
Outstanding, beginning of period	0	$ 0
Granted	793,900	1.50
Exercised	0	0
Expired	0	0

Outstanding, end of period	793,900	$ 1.50

At the time of Grant Hartford Corporation's 2008 Exempt Offering of $0.80 per share, the Company issued one warrant exercisable at $2.00 on May 31, 2010, the exercise date for each share of the Company's no par value common stock purchased at $0.80. The Warrants can be exercised all or in part upon Warrantholder delivering written notice of exercise along with payment in full of the Exercise Price. The following table describes the warrants issued with this offering.

	December 31, 2008
	Number	Exercise Price
Outstanding, beginning of period	793,900	$ 1.50
Granted	236,295	2.00
Exercised	0	0
Expired	0	0

Outstanding, end of period	1,030,195	$ 1.61

Comment No. 33:

33.     You State that Robert Poon is the beneficial owner of two thousand shares and that he is registering two thousand shares for sale in this offering. Nevertheless, you state that Mr. Poon will continue to beneficially own two thousand shares after the offering. Please advise or revise.

Response to Comment No. 33:

Grant Hartford Corporation is registering Robert Poon's 1,000 shares and 1,000 warrants, leaving Mr. Poon with 0 beneficially owned shares. Thus, the Company has removed the 2,000 figure set forth in this prospectus and replaced it with the corrected figure of 0 in the Beneficial Ownership After the Offer Shares column of the Selling Shareholder table located on page 68 of the Amended Form S-1.

Comment No. 34:

34.     In this section, disclose (by footnote or some other means) any material relationship among your selling shareholders and your affiliates. For example, we note disclosure on page 23 of the relationship of certain shareholders with your CEO Eric Sauve.

Response to Comment No. 34:

The Company has added the following footnotes to the Selling Shareholder List found on page 69 of this Prospectus in order to provide disclosure as to any material relationships among the Company's selling shareholders and affiliates.

(3)

Leo Sauve is the father of Eric Sauve, the Company's President, CEO, CFO and Director. Leo Sauve currently holds two Non-Transferable Convertible Notes, as described on page 3 and 4 of this Prospectus, in the amounts of $10,000 and $16,000 at a per annum interest rate of 12%.

(4)	Maureen Sauve is the mother of Eric Sauve, the Company's President, CEO, CFO and Director.
(5)	Valerie Sauve is the sister of Eric Sauve, the Company's President, CEO, CFO and Director.
(6)	Lauren Sauve is the sister of Eric Sauve, the Company's President, CEO, CFO and Director.
(14)	Jim Herbert, the sole owner of TJ Ventures, votes on behalf of the shares beneficially owned by TJ Ventures.
(15)

David Rodli, Esq. represents Grant Hartford Corporation as General Legal Counsel and currently acts as the Company's Registered Agent. David Rodli represents Commonwealth Resources, L.L.C. as General Legal Counsel.

(16)

Karl Roesche is the sole owner of River Terrace Estates, Inc. River Terrace Estates, Inc. currently holds one Non-Transferable Convertible Note, as described on page 3 and 4 of this Prospectus, in the amount of $10,000 at a per annum interest rate of 14%. River Terrace Estates, Inc. is the owner of record of the Free Coin patented mineral claim, which is currently leased with an option to purchase by Commonwealth Resources, LLC. through the Mining Lease described on page 1 and 2 of this Prospectus.

Comment No. 35:

35.     Please disclose the individual or individuals who exercise the voting and/or dispositive powers with respect to the securities to be offered for resale by your selling shareholders that are entities, such as Miller Design, BCI Ventures, Inc., Stew Group, Sharpshooter II, Inc., and TJ Ventures.

Response to Comment No. 35:

The Company has added the following footnotes to the Selling Shareholder List found on page 69 of the Prospectus in order to provide disclosure as to the individual or individuals who exercise the voting and/or dispositive powers with respect to the securities to be offered for resale by the Company's selling shareholders that are entities.

(7)	Mike Miller, the sole owner of Miller Design, votes on behalf of the shares beneficially owned by Miller Design.
(8)

Barclay Isherwood, the sole owner of BCI Ventures, Inc., votes on behalf of the shares beneficially owned by BCI Ventures, Inc. BCI Ventures, Inc. currently holds one Non-Transferable Convertible Note, as described on page 3 and 4 of this Prospectus, in the amount of $200,000 at a per annum interest rate of 12.5%.

(10)	Ed Zurick, the sole owner of Stew Group, votes on behalf of the shares beneficially owned by Stew Group.
(12)	Ron Kowalski, the sole trustee of Bay Star Living Trust, votes on behalf of the shares beneficially owned by Bay Star Living Trust.
(13)	Ray Kurzon, the sole owner of Sharpshooter II, Inc., votes on behalf of the shares beneficially owned by Sharpshooter II, Inc.
(14)	Jim Herbert, the sole owner of TJ Ventures, votes on behalf of the shares beneficially owned by TJ Ventures.

Interests of named Experts and Counsel, page 58

Comment No. 36:

36.     We note your statement that "[n]o named expert or counsel referred to in this Prospectus has any interest in [y]our Company." However, on page 43 you list David Rodli as legal counsel, and on page 53 you list Mr. Rodli as the beneficial owner of 145,000 shares of your common stock. Please review Item 509 of Regulation S-K and provide us with an analysis as to whether you have complied with the disclosure requirements therein.

Response to Comment No. 36:

The Company has replaced the first paragraph under the heading Interest of Named Experts and Counsel located on page 74 of the Prospectus, with the following paragraph. This language complies with the disclosure requirements set forth in Item 509 of Regulation S-K. No named expert or counsel referred to in this Prospectus has any interest in our Company, with the exception of David Rodli, GHC's Registered Agent and General Counsel who is the beneficial owner of 145,000 shares of the Company's no par value common stock which is included in the Selling Shareholder's Shares. David Rodli, Esq., has been General Counsel for the Company since its inception; he received 5,000 shares of the Company's no par value common stock in lieu of legal services. Aaron Charlton, a related party, issued to Mr. David Rodli 140,000 shares of GHC's no par value common stock from his holdings of GHC common stock as payment for past legal services. No expert or counsel was hired on a contingent basis, will receive additional direct or indirect interest in our Company, or was a promoter, underwriter, voting trustee, director, officer or employee of, or for, our Company.

Exhibits

Comment No. 37:

37.     We note your counsel's statement in the final paragraph of the legality opinion that the opinion "may not be relied upon by any other person without my prior written consent." Please revise this exhibit to remove any disclaimer of or limitation on the ability of other parties to rely on your legality opinion.

Response to Comment No. 37:

The phrase "may not be relied upon by any other person without my prior written consent" has been deleted. A new exhibit will be provided setting forth the deletion language.

Financial Statements

General

Comment No. 38:

38.     We understand that you will update your filing to include audited financial statements for the fiscal year ending December 31, 2008, which will be due February 18, 2009 pursuant to Rule 8-08 of Regulation S-X, and that you will remove the March, June and September 2008 interim financial statements.

Response to Comment No. 38:

The Form S-1 will be amended to include the audited financial statements for the fiscal year ending December 31, 2008 and the interim financial statements have been removed.

Mineral Properties, page F-6

Comment No. 39:

39.     We note your disclosure indicating that you use the successful efforts method of accounting for mineral properties, and that costs incurred to drill and equip exploratory sites within your claims group are capitalized. Please note that the successful efforts method of accounting described in SFAS 19 only applies to oil and gas activities.

For mining related activities, the costs of mineral properties and mineral rights meeting the definition in EITF 04-2 are generally capitalized. However, such costs would also be subject to impairment testing under SFAS 144 EITF 04-3. Other costs incurred prior to the point of establishing probable and proven reserves, as defined in Industry Guide 7, which are exploratory in nature, should be expenses as incurred.

It appears you may need to revise your accounting and disclosure to comply with this guidance. If you believe that no revision in your accounting is necessary because the effects would not be material, submit an analysis in support of your position.

Response to Comment No. 39: (Provided Supplementary)

Mineral Properties: The Company capitalizes the costs incurred to acquire mineral interest in properties, and to drill and equip exploratory sites within the claimed groups. Costs to conduct exploration and assay work that does not find proven reserves, geological and geophysical costs and costs of carrying and retaining unproven sites are expensed. Potential mineral properties are periodically assessed for impairment of value under SFAS 144 and EITF 04-3 and a loss will be recognized at the time of impairment.

The Company is in the "Development Stage" and is engaged in the preparation of an established commercially mineable deposit for extraction and has not begun exploitation of these deposits. The recoverability of the amounts shown for mineral property are dependent upon the existence of economically recoverable reserves, the ability of the Company to obtain necessary financing to complete the development of those reserves and upon future profitable production.

Accumulated mineral property costs are amortized using the units-of production ("UOP") method based on estimated recoverable ounces or pounds in proven and probable reserves.

Analysis in Support of Position (Provided Supplementary)

The 1992 Pegasus Report identified a reserve on the property. The 1999 Brower Report assessed feasibility based on the Pegasus data and determined the project to be economically viable. The Company's drilling and geological work to date has been focused on expanding and enhancing the data from the Pegasus program and the Company intends to produce an updated reserve calculation and an updated feasibility study based on the data obtained by the 2008 drilling program. On this basis, the Company has determined that it is a "Development Stage" Company as it is conducting drilling on a known gold reserve that has been determined to be economically feasible.

Note 3 - Mining Operations, page F-7

Comment No. 40:

40.     We note that you classified amounts specified for option payments and access lease payments not yet made pursuant to your garnet mineral property option agreement as current liabilities on your balance sheet on page F-1. Please explain to us how these amounts meet the definition of a liability in paragraphs 35 to 40 of CON 6.

Additionally, we note that your entire increase in current liabilities of $492,760 from December 31, 2007 to September 30, 2008 is reported as an adjustment to cash flow from operating activities in your statement of cash flows on page F-4. Please ensure that adjustments in your reconciliation are limited to activities affecting the determination of net income. For example, any portion of this particular increase corresponding to costs associated with the intended purchase of mineral properties or mineral rights capitalized on your balance sheet should be reported in supplemental disclosure of non cash investing activities, but not included as part of the reconciliation amount.

Tell us the adjustments necessary to reflect proper classifications in your statement of cash flows.

Response to Comment No. 40: (Provided Supplementary)

Pursuant to CON 6, liabilities are probable future sacrifices of economic benefits arising from present obligations as a result of past transactions. In this case, the company entered and executed a contract allowing the Company access rights to property along with the option of purchase. This contract is a 7-year obligation. It is very probable that the cash will be paid out in the future, as the company is currently obligated to make payment based upon a contract it previously executed.

CON 6 identifies 3 essential characteristics of a liability: it embodies a present duty of responsibility that entails settlement by probable future transfer (the company is likely to have to pay the funds), the duty obligates the company leaving little or no discretion to avoid the future sacrifice (the contract requires payment and is legally enforceable), and the transaction obligating the entity has already taken place (contract was signed in 2007 providing a 7 year period).

This contract is also legally enforceable and provides the Company with rights and privileges that are needed to operate.

SEC comment #40 - also stated that the non-cash activity from the option and lease needs to be reported separately. The amounts placing the liability, prepaid and asset on the balance sheet have been removed from the cash flows statement, and it now only reflects the payments or other adjustments made to the accounts. Their comment ended by stating: Tell us the adjustments necessary to reflect proper classifications in your statement of cash flows.

The original creation of the liabilities, prepaid, and asset has been removed from the statement of cash flows and disclosed as a non-cash item. The increase/decrease in the prepaids and current liabilities have been restricted to only payments made on the access lease (liability) and amortization of the prepaid as this expense is reflected in the income statement as an item affecting the determination of net income. The purchase of assets has been reduced to only identify other assets paid with cash. The financing activities have been expanded to reflect the payments made on the liability to make the option payment.

Note 6 - Equity, page F-10

Comment No. 41:

41.     We note your disclosure indicating that you issued 14 million shares on June 15, 2007 and 5 million shares on January 24, 2008 to Commonwealth Resources, L.L.C., pursuant to the terms of your Garnet mineral property option agreement.

Tell us whether the issuance of these shares was in any way related to your initial formation arrangements, under circumstances meeting the conditions of SAB Topic 5:G, whereas the shares issued would be recorded at the founder's historical basis of the nonmonetary assets that you received. If so, submit the underlying documentation.

Otherwise, tell us how you determined that $1 was the appropriate value for these 19 million shares, given that you established common share prices ranging from $0.125 to $0.80 through private placements subsequent to your initial formation, which would appear to be indicative of the fair values of your shares on those dates.

Response to Comment No. 41: (Provided Supplementary)

The issuance of the 14 million no par value common shares on June 15, 2007 and 5 million no par value shares on January 24, 2008 to Commonwealth Resources, L.L.C. relate to a Letter of Undertaking dated March 22, 2007 and was not related to our initial formation arrangement and should not be recorded at the founder's historical basis of the nonmonetary assets received. These shares were offered as an inducement to enter into GHC's Option Agreement whereby GHC obtained the option to purchase the Garnet Mining District mineral deeds from Commonwealth Resources, L.L.C.

These no par value shares were negotiated at the appropriate and arbitrary value of $1, and other good and valuable consideration, because at the time of the Letter of Undertaking dated March 22, 2007 GHC and Commonwealth Resources, L.L.C. negotiated the issuance of the shares to secure GHC's option to purchase the Garnet Mining District mineral deeds from Commonwealth Resources, L.L.C., the Company had no assets, and the shares had no value.

Comment No. 42:

42.     We note you disclose on pages 20 and 49 that Commonwealth Resources, L.L.C., owns 17,068,302 shares of your beneficially owned common stock. Tell us why this number is not at least 19 million; given the number of shares that you indicate had been issued to Commonwealth pursuant to the option agreement.

Response to Comment No. 42: (Provided Supplementary)

Pursuant to the Grant Hartford Option Agreement, the Company issued 14,000,000 shares of its no par value common stock to Commonwealth Resources, L.L.C. on June 15, 2007. Subsequently, on January 24, 2008, the Company amended the Grant Hartford Option Agreement and issued 5,000,000 shares of its no par value common stock to Commonwealth Resources, L.L.C. Thus, pursuant to the Grant Hartford Option Agreement, a total of 19,000,000 shares of Grant Hartford Corporation's no par value common stock were issued to Commonwealth Resources, L.L.C. Subsequent to this issuance, Commonwealth Resources, L.L.C. transferred 1,931,698 shares of its GHC no par value common stock holdings in payment of outstanding debts. Since filing the Company's Amended Form S-1, Commonwealth Resources, L.L.C. transferred an additional 380,000 of its GHC no par value common stock holdings in payment of additional outstanding debts. Thus, Commonwealth Resources, L.L.C. now is the holder of record of 16,688,302 GHC no par value common stock. Changes have been made to reflect the recent transfers of Commonwealth Resources, L.L.C. holdings on pages 21 through 22 and on page 53 of the Amended Form S-1.

Signatures, page 67

Comment No. 43:

43.     In addition to the signatures you have included, provide the signatures of your company's principal accounting officer and a majority of the board of directors, as required by Form S-1.

Response to Comment No. 43:

The signatures from the Company's principal accounting officer and the majority of the Board of Directors has been provided pursuant to the requirements by Form S-1.

Engineering Comments

Comment No. 44:

44.     We note that your website and some press releases refer to or use the terms potentially minable reserves and/or resources. If you continue to make references on your website or press releases to reserve measures other than those recognized by the SEC, please accompany such disclosure with the following cautionary language. Alternatively, you may provide this language on a legal disclaimer tab or page:

Cautionary Note to U.S. Investors - The United States Securities and Exchange Commission ("SEC") permits U.S. mining companies, in their filings with the SEC, to disclose only those mineral deposits that a company can economically and legally extract or produce. We use certain terms on this website (or press release), such as "measured," "indicated," "inferred" and "resources," which the SEC guidelines generally prohibit U.S. registered companies from including in their filings with the SEC.

Once you become subject to the SEC periodic reporting requirements (e.g. after your registration statement is effective), please also include the following language.

U.S. Investors are urged to consider closely the disclosure in our Form 10-K which may be secured from us, or may be viewed on the SEC's website at the following address: http://www.sec.gov/edgar.shtml.

Response to Comment No. 44:

The following language has been added under the "legal disclaimer" hyperlink on our website, www.granthartford.com:

Cautionary Note to U.S. Investors - The United States Securities and Exchange Commission ("SEC") permits U.S. mining companies, in their filings with the SEC, to disclose only those mineral deposits that a company can economically and legally extract or produce. We use certain terms on this website such as "measured," "indicated," "inferred" and "resources," which the SEC guidelines generally prohibit U.S. registered companies from including in their filings with the SEC.

Upon Grant Hartford Corporation's registration statement becoming effective, the following language will be added to what is currently located under the "legal disclaimer" hyperlink:

U.S. Investors are urged to consider closely the disclosure in our Form 10-K which may be secured from us, or may be viewed on the SEC's website at the following address: http://www.sec.gov/edgar.shtml.

Comment No. 45:

45.     Please remove the technical report attached as an exhibit to your filing to comply with paragraph (b)(7) of Industry Guide 7.

Response to Comment No. 45:

The technical report that was attached as an Exhibit has been deleted in order to comply with paragraph (b)(7) of Industrial Guide 7.

Executive Summary, page 27

Comment No. 46:

46.     We note your business plan is to develop mining properties in the state of Montana. The terms development and production have very specific meanings within Industry Guide 7 (see www.sec.gov/about/forms/industryguides.pdf). These words/ terms reference the development stage when companies are engaged in preparing proven/probable reserves for production, and the production stage when the companies are engaged in commercial-scale, profit-oriented extraction of minerals. Since you do not disclose any reserves as defined by industry Guide 7, please remove the terms develop, development or production throughout your document, and replace this terminology, as needed, with the terms such as explore or exploration. This includes the use of the terms in the Financial Statement head notes and footnotes, please see Instruction 1 to paragraph (a) of Industry Guide 7.

Response to Comment No. 46:

Our prior Prospectus did not disclose reserves as defined by Industry Guide 7. Our current Prospectus now discloses proven/probable reserves as described by Industry Guide 7, therefore we have satisfied the required definition and are characterized as an development stage company, "engaged in the preparation of an established commercially minable deposit (reserves) for its extraction which are not in the production stage."

Description and Location of the 23 patented and 122 unpatented mineral claims, page 35

Comment No. 47:

47.     Please disclose the information required under paragraph (b) of Industry Guide 7 for all your material properties listed under this heading. For any properties identified which are not material, please include a statement to that effect, clarifying your intentions. For each material property, include the following information.

*	The location and means of access to your property, including the modes of transportation utilized to and from the property.
*	Any conditions that must be met in order to obtain or retain title to the property, whether you have surface and/or mineral rights.
*	A brief description of the rock formations and mineralization of existing or potential economic significance on the property.
*	A description of any work completed on the property and its present condition.
*	The details as to modernization and physical condition of the plant and equipment, including subsurface improvements and equipment.
*	A description of equipment, infrastructure, and other facilities.
*	The current state of exploration of the property.
*	The total costs incurred to date and all planned future costs.
*	The source of power and water that can be utilized at the property.
*	If applicable, provide a clear statement that the property is without known reserves and the proposed program is exploratory in nature.

You may refer to industry Guide 7, paragraphs (b) (1) through (5), for specific guidance pertaining to the foregoing, available on our website at the following address: www.sec.gov/about/forms/industryguides.pdf

Response to Comment No. 47:

The following language has been inserted on page 38 of the Amended Form S-1.

MINING OPERATIONS

The Company's mining property is located in Granite County near the ghost town of Garnet, Montana. The property is accessible by four wheel drive vehicle via HWY 200, which runs north of the property in an east and west direction until the junction with Garnet Range Road, which runs directly into the property in a north and south direction. The property is also accessible via I-90, which runs south of the property in an east and west direction and junctions with Bear Gulch Road, which runs directly into the heart of the property in a north and south direction, eventually merging with the previously mentioned Garnet Range Road.

(Provided Supplementary) Several maps located on page 37 and 39 of this Prospectus more clearly portray the locations of the Company's significant properties.

Acquisition of the patented and unpatented mineral claims

On March 22, 2007 GHC and Commonwealth Resources, L.L.C. entered into a Letter of Intent and on June 15, 2007, GHC and Commonwealth Resources, L.L.C. finalized the Option Agreement, whereby GHC would acquire an option to purchase the mineral rights to 122 unpatented and 23 patented mining claims from Commonwealth Resources, L.L.C.. The material terms whereby GHC obtained the option to purchase the Garnet Mining District mineral deeds from GHC are as follows: GHC is allowed a seven (7) year period whereby Commonwealth Resources, L.L.C. will hold the mineral rights to the property exclusively for the benefit of GHC. In order to retain the exclusive option to purchase the mineral rights for this seven (7) year period , GHC is responsible for the Bureau of Land Management assessment fees, which currently total $125.00 for each of the 122 unpatented mining claim, for a total annual payment of $15,250.00, the property taxes on each of the 23 patented mining claims, for a total annual payment of $1,362, an annual surface access lease payment of $60,000, an annual option payment of $190,000, which increases to $400,000 in year six (6) and seven (7) of the Option Agreement, the issuance of 19,000,000 shares of GHC's no par value common stock, pursuant to the Amendment to Grant Hartford Option Agreement dated January 24, 2008, and the payment of a 5% net smelter return on any ore processed during the option period within fifteen (15) days of the close of each calendar month. The final purchase price of $7,000,000 and the corresponding payment terms in order to acquire the Garnet Mining District mineral deeds are as follows: $7,000,000 payable in two payments, the first $2,000,000 payment is due within thirty (30) days of receipt by Commonwealth Resources, L.L.C. of GHC's notice of intent to exercise its option. The balance of $5,000,000 is divided into thirty-six (36) monthly payments of $153,490.13, which includes an annual interest rate of 7%.

The following language has been inserted on page 40 of the Prospectus.

Garnet History

The following is a brief history of previous operations, including, insofar as known, the names and dates of previous operators: Between 1896 and 1942, geological reports indicate that the Nancy Hanks, Lead King, Dewey, International and Tiger mines were active on the Garnet property. The year of 1942 marked the beginning of World War II, causing mining to cease until the 1960's when Anaconda Corporation began its exploration programs on portions of the Garnet Property. From 1966 to 1971 American

Mining Corporation owned and conducted its own exploration on the Garnet Property. Western Energy Corporation, a mining exploration subsidiary of the Montana based power utility, Montana Power Company, conducted exploration of the Garnet Property from 1987 to 1989. Pegasus Gold Corp. ("Pegasus"), which was a mid size gold producing Company in the 1980's and mid 1990's, optioned the Garnet Property between 1989 and 1993. Trans-Global Resources, N.L., which was an exploration company listed on the ASX and NASDAQ had a 56% interest of the Garnet Property from 1991 to 1993. In Pegasus' exploration of the Garnet Property the Garnet Project Summary was completed in December, 1992 by Eric Stimson, a geologist with Pegasus (the "1992 Report"). The 1992 Report calculates a (historical) gold reserve on the Nancy Hanks deposit. According to the 1992 Report, proven and probable reserve tonnage was calculated at 3.2 million US short tons with a gold grade of 0.04 ounces per ton. This equates to 128,000 ounces of contained gold. The 1992 report states that the reserves, as stated in the 1992 Report, are an estimate of what can be economically and legally recovered from the mine and, as such, these gross calculations do not incorporate losses for dilution and mining recovery. Several of the following excerpts from that 1992 Report are provided and outline the Pegasus operations on the Garnet Property. "Between December, 1989, and December 1992, Pegasus Gold conducted an exploration program covering over 22 square miles and employing airborne magnetics and resistivity, ground, magnetics, IP, and resistivity surveys. Drill targets were defined using geologic mapping, [and] rock, soil and trench geochemistry. Fourteen targets were drill tested with 147 reverse circulation holes (47,601 feet), and six core holes (1,710 feet)."

"A reserve estimate was calculated for the Nancy Hanks deposit using 16 north-south cross sections and measuring "ore" tonnages for 129 polygonal blocks on these cross sections as defined by intercepts in 43 reverse circulation drill holes, nine trenches, and three core holes. These calculations result in an estimate of 3.2 million tons of ore, having an average grade of 0.04 ounces AU per ton."

In 1999 Dr. John Brower, Mineral Economist at Montana Technical College, produced the Mineral Property Valuation - Garnet and Copper Cliff Mining Districts (the "1999 Brower Report") based on the previous operations and exploration completed on the Garnet Property by Pegasus. The 1999 Brower Report included a pre-feasibility study that determined the Garnet Project was economically feasible in 1999 when gold was $315 per ounce. The following excerpts from the 1999 Brower Report provide a brief description of the present condition of the Garnet Property and the rock formations and mineralization of potential economic significance on the Garnet Property.

"The prefeasibility model is stated in constant 1999 dollars, and is based on a 6-year mine life, followed by two years of reclamation, sufficient to mine 6,972,000 short tons of gold ore, running an average of 0.086 troy ounces per short ton, plus 4,452,000 tons of waste rock. Physical tonnages, ore grade data and pit boundaries were derived from computerized mine design software, using extensive drill hole data from earlier assessment work. Revenue is based on a forecast gold price of $315 per ounce prevailing for the mine life, with deductions for refining, to arrive at net smelter returns (NSR) of 98.5%. Normal operating costs are deducted. A provision of $2 million dollars is made for a two-year mine reclamation and closure phase, and costs associated with permitting of $200,000. All federal, state and local taxes are considered, and appropriate depreciation and depletion is used. Net cash flows are determined year-by-year, and discounted 12.0% per year to arrive at a net present value. The chosen discount rate is higher than a no risk return, but lower than a high-risk rate that does not fit the Garnet deposit. The rate is therefore a reasonable one for the circumstances, and the current financial market. These assumptions result in a net present value of $3,242,008 rounded to $3.24 million, for the mineral estate alone....."

Under Section "4.2 Results of Pegasus Exploration" the report states:

"....Cross sections of potentially mineable Dewey/Nancy Hanks and Cascade zones were constructed by Pegasus, showing drill holes and intercepts of gold and other geology. Pegasus calculated ore reserves manually by drawing polygons on the cross sections, and with polygon cross sectional areas determined by use of planimeters. Polygons were then extended halfway to the adjacent cross section to determine volume and tonnage. Ninety-three "ore blocks" were created on ten cross sections."

"The approach employed by Pegasus is suitable as a first approximation, early indication type of estimate, to determine whether enough gross grade and tonnage is present to merit further work, but is far too generalized for feasibility decisions. More sophisticated analytical techniques using computer models (bellow) can reveal ore grades and gross tonnages that differ significantly from first approximations. They can be substantially higher or lower, due to more selective designation of what is ore and what is waste, which can subsequently expand or contract mineable zones. Pegasus calculated 3.2 million tons of ore for the Dewey/ Nancy Hanks ore body, running 0.04 ounces per ton ("o.p.t.") and a ration of about 2:1 of waste rock to ore (stripping ratio)."

Under Section "4.3 Computer Mine Modeling Results" the report states:

"The current valuation (this report) uses the drill hole data from Pegasus in computer mine modeling, namely the commonly used proprietary programs SURPAC and THREE-D. SURPAC to generate a mine block model, in this case with user defined mine blocks 100 feet square and 50 feet high. Modeling utilized 62 drill holes in the Dewey/Nancy Hanks area and 17 in the Magone & Anderson, with an average spacing of 250 feet apart, providing sufficient basis for considering the results to be in the proven/probable range, and therefore sufficient for economic analysis...At a gold price of $300/oz, computer modeling generates gold ore reserves of nearly 7 million tons at an average grade of 0.086 o.p.t., and with less waste rock than ore resulting in a stripping ratio of about 0.64 to one. At an 80% recovery factor, this results in 455,875 recoverable ounces of gold."

To further and more completely describe the rock formations and mineralizations of existing or potential economic significance on the Garnet Property, the following excerpts from the 1992 Report are included:

"Near the Garnet mining district, the northwest-plunging Deep Creek anticline is intruded on its northern flank by granodiorite of the Garnet Range stock. The formations in contact with the granodiorite include silty quartzites of the upper Proterozoic Garnet Range Quartzite (Missoula Group), vitreous Cambrian Flathead Quartzite, shales and silty carbonates of the Cambrian Wolsey Shale, dolomites and gray limestone of the Cambrian Meagher Limestone, poorly exposed Cambrian Park Shale, light colored dolomite and limestone of the Cambrian Pilgrim Formation, thin-bedded limestones and calcareous shales of the Cambrian Red Lion and Devonian Maywood Formations (mapped as a single unit), and black, carbonaceous limestones and dolomites of the Devonian Jefferson Formation.

Within a thousand feet of the granodiorite, contact metamorphism is well developed in the sedimentary rocks. Limestones are recrystallized to coarsely crystalline marbles, carbonaceous limestones and dolomites are bleached white with some recrystallized graphite observed, impure carbonates and silty shales are commonly converted to anhydrous skarn assemblages (principally garnet-epidote-diopside), and silty quartzites contain prominent clots of biotite-andalusite-cordierite, creating the distinctive spotted hornfels that district miners called "birdseye porphyry".

Most of the intrusive contacts mapped in the district are north-dipping and conformable to bedding. North-dipping sills are abundant within a thousand feet of the plutonic contact. However, the stock itself is probably not conformable. Regional aeromagnetic maps indicate that a thin shelf of sedimentary rock extends for more than a mile away from the contact. Granitic rocks are probably present at shallow depths beneath the sedimentary rocks before dropping off abruptly at the edge of the stock. The many sills in this shelf of sedimentary rock probably contributed to the widespread contact metamorphism observed in the district.

Gold-hearing quartz vein zones dip from 30 to 50 degrees northward in the Garnet district, and from 30 to 45 degrees southward at Coloma. These veins were responsible for an estimated 150,000 ounces of gold production from the Garnet and Coloma mines, as well as for much of the estimated 500,000 ounces of placer gold from nearby creeks.

Four major vein systems are present in the Garnet District. All four strike generally east-west, and dip at shallow to moderate angles toward the north.

The most northerly of these is the Nancy Hanks system which includes the International, Shamrock, Dewey, and Nancy Hanks veins. These veins occur within the granodiorite, or along the contact with marbles and shales of the Jefferson, Red Lion, and Maywood Formations. The vein systems are anastomosing networks of north-dipping veins and veinlets, with abundant subhorizontal ladder veinlets cutting the granodiorite between the main veins. The veins and veinlets are predominantly milky white or clear quartz with minor calcite and/or ankerite. Up to 2% pyrite can be found in the veins, but trace amounts are more typical. Away from the major veins, the granodiorite is strongly propylitized for a few inches up to several feet with minor amounts of disseminated pyrite. Trace amounts of quartz veinlets are sometimes responsible for ore grade drill intercepts."

Current Operations

The Company's 2008 drilling program was designed to quantify, through the use of definition drilling, both open pit and underground mine gold targets identified by the previous Pegasus exploration program. The Company intends to use this information to complete an updated proven/ probable reserve estimate and feasibility study.

During 2008, GHC completed 54 drill holes, with total drill footage of 12,497.5 feet. These holes were completed by O'Keefe Drilling using reverse circulation drill rigs. All holes were completed during the third and fourth quarters of 2008. Original drill plans included drilling on over eight (8) targets. Due to the promising results obtained in the first three zones drilled, drilling was concentrated on these three ore zones. The drilling plan called for definition drilling near high-grade zones encountered by Pegasus between 1989 and 1992. The drilling resulted in 1,879 samples generally representing five (5) foot intervals were sent for assay. Shorter intervals were sampled when vein systems were able to be identified. 229 samples were run in duplicates of 2-4 repeats. This represents a 12.2% assay duplication.

The Company's 2008 drill program discovered and expanded ore zones indentified by Pegasus in the East Dewey and North Dewey zones. Drilling on the Nancy Hanks deposit confirmed mineable ore grade material identified by Pegasus with open boundaries in several directions. The Company anticipates the potential to define additional ore grade tonnage is high. A new ore zone at the 200 foot level in the area of Nancy Hanks pit was discovered which is open in three directions. Inputting the Company's 2008 drill data and the Pegasus drill data into a sub-surface mine modeling program will provide the Company with an updated open pit reserve calculation and an underground high-grade reserve calculation.

The Company's 2009 Development Plan is based on recommendations from its 2008 Drilling report written by Vice President of Mining and Geology J. Robert Flesher:

1.

Enter all existing geological, geophysical and geochemical data, including the Pegasus drilling data, and the Company's 2008 drilling data, into a sub-surface 3D mine modeling program to determine an updated reserve calculation,

2.

Engage a metallurgical lab to analyze samples from the 2008 drilling program to determine the correct grind size, and conduct specific gravity concentration and flotation tests, in order to determine a flow sheet,

3.	Based on the data from the flow sheet, engage an engineering firm to design and provide bids for the construction of a milling facility to process high grade ore,

4.	Engage a Geophysical firm to conduct Induced Polarization tests on the North Dewy target to identify additional anomalous areas for drilling during the 2009 season.
5.	Engage an underground mining engineer to provide cost estimates for underground proven/probable reserve extraction on indentified deposits,
6.

Drill up to 150 reverse circulation holes on targets identified in the area of the Nancy Hanks and Dewey to block out proven/probable reserve for extraction, and to complete definition drilling to improve the Nancy Hanks' open pit reserve calculation to a proven/probable reserve category,

7.	Upon completion of the 2009 drilling program engage an engineering firm to begin a feasibility study for processing proven/probable reserves utilizing open pit mining methods,
8.

Drill at least 2 additional high value targets of the 16 proven/probable grade targets developed in previous drill programs. Free Coin / Willie claims and the Tostman / Cascade claims development suggested, which were permitted and bonded in the 2008 Operational Plan,

There are no production or milling operations on the property, as of today. There is no electric power on the property. Any future mining or milling operation will require either power lines to reach the property or the generation of power on site. The Company has retained CDM Engineering of Helena, MT to conduct a cost estimate for power requirements.

Comment No. 48:

48.     Please insert a small-scale map showing the location and access to each property, as suggested in paragraph (b)(2) to Industry Guide 7. Please note the EDGAR program now accepts Adobe PDF files and digital maps, so please include these maps in any amendments that are uploaded to EDGAR. It is relatively easy to include automatic links at the appropriate locations within the document to GIF or JPEG files, which will allow figures and diagrams to appear in the right location when the document is viewed on the Internet. For more information, please consult the EDGAR manual, and if additional assistance is required, please call Filer Support at 202-551-8900. We believe that maps and drawings having the following features would be beneficial:

*	A legend or explanation showing, by means of pattern or symbol, every pattern or symbol used on the map or drawing.
*	A graphical bar scale or representations of scale, such as "one inch equals on mile," may be utilized if the original scale of the map has not been altered.

*	A north arrow.
*	An index map showing where the property is situated in relationship to the state or province or other geographical area in which it is located.
*	A title of the map or drawing, and the date on which it was drawn.
*	In the event interpretive data is submitted in conjunction with any map, the identity of the geologist or engineer that prepared such data.

Any drawing should be simple enough or of sufficiently large scale to clearly show all features on the drawing.

Response to Comment No. 48:

A small-scale map showing the location and access to the Garnet Property as suggested in paragraph (b)(2) to Industry Guide 7 has been inserted on page 37 of the Prospectus.

Comment No. 49:

49.     Detailed sampling provides the basis for the quality estimate or grade of your mineral discovery. Please provide a brief description of the sample collection, sample preparation, and the analytical procedures used to develop your analytical results. In addition, please disclose any Quality Assurance/ Quality Control (QA/QC) protocols you have developed for your exploration program. These procedures would serve to inform potential investors regarding your sample collection and preparation, assay controls, sample custody, assay precision and accuracy procedures and protocols.

Response to Comment No. 49:

The following section has been inserted on page 44 of the Prospectus and describes the sample collection, sample preparation, analytical procedures Quality Assurance/Quality Control ("QA/QC") used to develop the Company's analytical results.

Sample Collection, Preparation, Quality Assurance/Quality Control (QA/QC), and Analytical Procedures and Results, 2008 Drilling Program

Sample Collection:

     Two sample types were collected during 2008, the reverse circulation drill cuttings and hand/grab samples. Drill cuttings are by far the most numerous. Hand/grab samples of exposed vein zones were also taken. Drill cutting samples were collected by the O'Keefe Drilling personnel with the supervision and assistance of GHC personnel. Drill cuttings were run through rig-mounted rotary splitters. During the sample collection, 5-10 lbs of sample were taken every 5 feet for assay. Smaller intervals were sampled where a vein zone was able to be identified. Chip trays were made for each hole corresponding to the samples taken. These chip trays were used for assay sample selection and geologic interpretation. All sample bags and chip trays were provided by Grant Hartford. Hole ID #'s and intervals were recorded on each sample bag.

     A total of 1879 samples were sent out for assay. Of these, 279 were assayed in duplicates of 2 to 4. These duplicates show a average deviation from the mean of 14.6%. These results compare well to Pegasus duplicate results from 1989-1992 which found an average standard deviation of 15.5%.

     Pegasus drill data (1898-1992) includes 147 reverse circulation holes and six core holes resulting in 47,601 feet and 1,710 feet of drilling respectively. These samples were assayed at Silver Valley Labs, Chemex labs, and Pegasus labs.

Sample Custody/Transfer:

     All samples were stored on site until ready for transfer to the assay lab. All samples chosen for assay were delivered to the lab by GHC personnel. All samples determined to be waste are stored on GHC property. After assay, all rejects are returned to the job site for storage.

Assay Procedure:

     The samples were originally assayed by both Norris Lab of Norris, MT and Mt Powell Lab of Deer Lodge, MT. Due to the closer proximity and significantly lower assay costs, the Mt Powell lab was chosen for the majority of assay work.

The following assay procedure was received from Mt Powell Lab, Deer Lodge, MT.

     Samples are dried, crushed two times to minimum of 80% passing 1/4 inch, split to about 250 grams, and ground for the pulp. The sample is then fire-assayed for gold and silver values. Any crucibles which had samples over .4 oz/T are pulled from reuse (blank from such a crucible would be about .002 oz/T) This ensures no contamination to lower grade samples. Duplicates use the same pulp. Reruns are done in duplicate using a second spilt.

Comment No. 50:

50.     Please disclose the following information for each of your properties:

*	The nature your ownership or interest in the property.
*	A description of all interests in your properties, including the terms of all underlying agreements and royalties.
*	Describe the process by which mineral rights are acquired at this location and the basis and duration of your mineral rights, surface rights, mining claims or concessions.
*

An indication of the type of claim or concession such as placer or lode, exploration or exploitation, whether the mining claims are State or Federal mining claims, patented or unpatented claims, mining leases, or mining concessions.

*

Please include certain identifying information, such as the property names, claim numbers, grant numbers, mining concession name or number, and dates of recording and expiration that is sufficient to enable the claims to be distinguished from other claims that may exist in the area of your properties.

*	The conditions that must be met to retain your claims or leases, including quantification and timing of all necessary payments.
*	The area of your claims, either in hectares or in acres.

Response to Comment No. 50:

(Provided Supplementary) On March 22, 2007, GHC and Commonwealth Resources, L.L.C. entered into a Letter of Intent. On June 15, 2007, GHC and Commonwealth Resources, L.L.C. finalized the Option Agreement, whereby GHC would acquire an option to purchase the mineral rights to 122 unpatented and 23 patented mining claims from Commonwealth Resources, L.L.C.. The material terms whereby GHC obtained the option to purchase the Garnet Mining District mineral deeds from Commonwealth Resources, L.L.C. are as follows: GHC is provided a seven (7) year period whereby Commonwealth Resources, L.L.C. will hold the mineral rights to the property exclusively for the benefit of GHC. In order to retain the exclusive option to purchase the mineral rights for this seven (7) year period , GHC is responsible for the Bureau of Land Management assessment fees, which currently total $125.00 for each of the 122 unpatented mining claim, for a total annual payment of $15,250.00, the property taxes on each of the 23 patented mining claims, for a total annual payment of $1,362, an annual surface access lease payment of $60,000, an annual option payment of $190,000, which increases to $400,000 in year six (6) and seven (7) of the Option Agreement, the issuance of 19,000,000 shares of GHC's no par value common stock, pursuant to the Amendment to Grant Hartford Option Agreement dated

January 24, 2008, and the payment of a 5% net smelter return on any ore processed during the option period within fifteen (15) days of the close of each calendar month. The final purchase price of $7,000,000 and the corresponding payment terms in order to acquire the Garnet Mining District mineral deeds are as follows: $7,000,000 payable in two parts, the first $2,000,000 payment is due within thirty (30) days of receipt by Commonwealth Resources, L.L.C. of GHC's notice of intent to exercise its option. The balance of $5,000,000 is divided into thirty-six (36) monthly payments of $153,490.13, which includes an annual interest rate of 7%. A breach of the Option Agreement occurs when any obligation under the Option Agreement or the Lease is not preformed. Upon ten (10) days from the date of the defaulting incident, Commonwealth Resources, L.L.C. shall deliver the notice of default to GHC. GHC then has twenty (20) days from the date of service to cure the default before the Option Agreement is terminated. Upon termination GHC shall: ensure sufficient assessment work has been filed to hold unpatented claims through the assessment year commencing September 1 of that calendar year; GHC has 60 days to deliver: existing drill core samples, pulps, and copies of formal reports, and GHC must represent and warrant the accuracy and completeness of up to this data; GHC has 180 days to remove any of GHC's property that was placed on the site by GHC, excluding that property that must be left pursuant to the Option Agreement or Lease; and GHC has 180 days to replace any structures moved from the property.

On September 25, 2008, a Notice of Option to Purchase Mineral Interests was filed with the Granite Clerk and Recorder, whereby Commonwealth Resources, L.L.C. conferred upon GHC the right to purchase the mineral rights pertaining to the subject mining claims at any time prior to June 15, 2014, provided however, that GHC performs all obligations as required pursuant to the material terms of the Grant Hartford Option Agreement ("Option Agreement").

GHC must fully perform the material terms of the Mineral Lease, which is entitled Non-Exclusive Surface Lease Agreement ("Lease"), which was entered into by the parties on June 15, 2007. The material terms of the Lease are as follows: The Lease runs co-extensively with the Option Agreement and expires at the time of GHC's acquisition of the mineral rights. At this time the parties shall enter into a new lease of the property, under mutually agreeable terms and for rent not less than the current Lease. GHC may use any structure on the property as listed in Schedule B of the Lease. Any structure constructed, remodeled, or renovated on the property is to run with the land and is to remain there for the benefit of Commonwealth Resources, L.L.C. GHC is required to maintain fire and extended coverage on all structures in use on the property and must maintain the exteriors and interiors of those structures. An annual rent payment of $60,000 per year is required, which, upon thirty (30) day notice, may convert to monthly or quarterly payments. In addition, GHC must pay all the taxes and assessments on the patented claims and pay all assessments and conduct all work required to keep the unpatented mining claims in good standing with the US Department of Interior, Bureau of Land Management and State of Montana, or any political subdivision thereof. GHC shall hold Commonwealth Resources, L.L.C. harmless from liability damages or claims of damages and GHC must carry liability insurance.

A breach of the Lease includes the following: If GHC fails to pay all taxes and assessments, or conduct all work on the subject claims; uses the property in a way not provided in the Lease; fails to pay the rent payment; commits or suffers any waste that is committed in or upon the property; makes a general assignment for the benefit of creditors; makes an assignment for the benefit of creditors; or files a voluntary petition for bankruptcy. In the event GHC fails to pay all taxes and assessments and perform all work on the subject claims; Commonwealth Resources, L.L.C. shall have the right, without notice, to make payments or perform the work required. This default may be cured by GHC if the GHC reimburses Commonwealth Resources, L.L.C. for the full costs for completing the requirements in a timely manner. Otherwise termination of the agreement requires written notice of default to be delivered to GHC no sooner than 10 days from the defaulting event. GHC then has thirty (30) days from delivery of the default notice to cure the default in its entirety. If said cure is not completed within the thirty (30) day time period, Commonwealth Resources, L.L.C. may reenter the property, take possession and cancel the Lease, wherein GHC forfeits all rents paid and is responsible for damages suffered by Commonwealth Resources, L.L.C. as a result of the default.

The owner of record of one (1) patented claim, the Free Coin, is River Terrace Estates, Inc. An Amended Mining Lease between River Terrace Estates, Inc. and Commonwealth Resources, L.L.C. provides for a lease and option to purchase the Free Coin patented mining claim. This Mining Lease has been partially assigned to Grant Hartford Corporation both by the terms of the Grant Hartford Option Agreement between Commonwealth Resources, L.L.C. and the Company and through a Partial Assignment of Amended Mining Lease, which assigned to GHC the leasehold interest in the Amended Mining lease and the right to acquire, upon exercise of the purchase option defined in the Lease and Amended Lease, the mineral rights in and to the mining claim. The terms and nature of this Mining Lease, amended on or about February 20, 2009, are as follows: River Terrace Estates, Inc. leases Free Coin Quartz Lode, Mineral Survey No. 4652, Patent No. 28062 containing 13.86 acres, more or less, to Commonwealth Resources, L.L.C. for a period of seven years from March 29, 2007, subject to Commonwealth Resources, L.L.C.'s option to purchase. Commonwealth Resources, L.L.C. shall have the exclusive right to enter upon and have possession of the mining claims for the purpose of testing, exploring, developing, and operating the mining claims as unpatented mining claims and extracting from and selling, with the exception of the portion attributable to River Terrace Estates, Inc., any minerals found thereon and therein, specifically including, but not limited to, gold, silver, copper, gemstones and other minerals or gems. The places where any testing, exploring, developing and operating of the claim shall be done, and the extent thereof, shall be left entirely to the discretion of Commonwealth Resources, L.L.C., provided however, that Commonwealth Resources, L.L.C. shall perform all work on said premises in a good and miner-like manner so as to preserve the premises as a workable lode mining claim. The following are the material terms of the option to purchase the subject mining claim: Commonwealth Resources, L.L.C. shall pay an annual rent payment of $500; Commonwealth Resources, L.L.C. shall pay a 3% net smelter return on all minerals extracted from the claim during the seven years immediately succeeding the date of the Amended Mining Lease; Commonwealth Resources, L.L.C. shall pay any real property, or any other taxes assessed or levied against mining claims, Commonwealth Resources, L.L.C.'s property, or structures on the mining claim; Commonwealth Resources, L.L.C. shall pay all costs for the operation of said premises; Commonwealth Resources, L.L.C. will not allow a lien of any kind to be imposed or enforced against the premises; and Commonwealth Resources, L.L.C. will maintain appropriate insurance policies, including general liability and auto-related liability. A default on the option to purchase the subject mining claims consists of a violation of any provision of the Mining Lease, culminating in River Terrace Estates, Inc. delivering a written notice of violation and 120 day notice of termination of Mining Lease to Commonwealth Resources, L.L.C. Commonwealth Resources, L.L.C. has 120 days from receipt of said notice to cure the default; otherwise River Terrace Estates, Inc. may take possession of the premises. The following are the material terms of the purchase agreement of the subject mining claim: Commonwealth Resources, L.L.C. shall give its notice of intention to purchase the mineral claim within two (2) years from March 29, 2007. The purchase price for the subject mining claim shall be $60,000, plus 12% bonus per annum, computed from the date of the Mining Lease to the date of the final closing payment, not to be more than ninety (90) days after the notice to exercise the option is given to River Terrace Estates, Inc.

The following information has been inserted on page 33 of the Prospectus.

The patented mining claims below are private deeded properties whose mineral rights are under an option to purchase by Grant Hartford Corporation.

Legal Claim Name & Mineral Survey #	Owner of Record
Nancy Hanks Lode Mining Claim, ms#5365	Commonwealth Resources, L.L.C.
Dewey And Midnight Lode mining Claims, ms#9833	Commonwealth Resources, L.L.C.
International Lode Mining Claim, ms#3612	Commonwealth Resources, L.L.C.
Tiger Lode Mining Claim, ms#5361	Commonwealth Resources, L.L.C.
Placer Lode Mining Claim, ms#751	Commonwealth Resources, L.L.C.
Lead King Quartz Lode Mining Claim, ms#4511	Commonwealth Resources, L.L.C.
Bulls Eye Lode Mining Claim, ms#4651	Commonwealth Resources, L.L.C.
Bulls Eye Fraction, ms#9405	Commonwealth Resources, L.L.C.
Gold Bug Lode Mining Claim, ms#9407	Commonwealth Resources, L.L.C.
Free Coinage Lode Mining Claim, ms#9904	Commonwealth Resources, L.L.C.
Parquet Lode Mining Claim, ms#5452	Commonwealth Resources, L.L.C.
Red Cloud Lode Mining Claim, ms#5451	Commonwealth Resources, L.L.C.
White Cloud Lode Mining Claim, ms#5631	Commonwealth Resources, L.L.C.
Armistead Lode Mining Claim, ms#5633	Commonwealth Resources, L.L.C.
Berlene Lode Mining Claim, ms#5454	Commonwealth Resources, L.L.C.
Crescent Lode Mining Claim, ms#4510	Commonwealth Resources, L.L.C.
Grotto Lode Mining Claim, ms#5664	Commonwealth Resources, L.L.C.
Contact Lode Mining Claim, ms#5666	Commonwealth Resources, L.L.C.
Honolulu Lode Mining Claim, ms#5632	Commonwealth Resources, L.L.C.
North Star Lode Mining Claim, ms#9404	Commonwealth Resources, L.L.C.
Harold Lode Mining Claim, ms#5812	Commonwealth Resources, L.L.C.
Fourth of July Lode Mining Claim, ms#5453	Commonwealth Resources, L.L.C.
Free Coin Lode Mining Claim, ms#4652	River Terrace Estates, Inc

The unpatented mining claims below are federal unpatented mining claims that are administered by the Bureau of Land Management. Each of these unpatented claims are lode claims, unless otherwise noted to be placer claims.

Legal Claim Name & Mineral Survey #	Owner of Record	Mining Claim Location Date
Amex 11 Lode Mining Claim, mmc#116773	Commonwealth Resources, L.L.C.	11/23/1984
Willie Lode Mining Claim, mmc#210813	Commonwealth Resources, L.L.C.	12/08/2002
Cayuse #1 Placer Mining Claim, mmc#210811	Commonwealth Resources, L.L.C.	12/08/2002
Cayuse #2 Placer Mining Claim, mmc#211062	Commonwealth Resources, L.L.C.	9/30/2003
First Chance #1 Placer Mining Claim, mmc#210816	Commonwealth Resources, L.L.C.	1/09/2003
First Chance #2 Placer Mining Claim, mmc#211063	Commonwealth Resources, L.L.C.	1/09/2003
Amex 1, mmc#219402	Commonwealth Resources, L.L.C.	9/21/2007
Amex 2, mmc#219403	Commonwealth Resources, L.L.C.	9/24/2007
Amex 4, mmc#219404	Commonwealth Resources, L.L.C.	9/11/2007
Amex 5, mmc#219405	Commonwealth Resources, L.L.C.	9/10/2007
Amex 6, mmc#219406	Commonwealth Resources, L.L.C.	9/10/2007
Amex 7, mmc#219407	Commonwealth Resources, L.L.C.	9/10/2007
Amex 8, mmc#219408	Commonwealth Resources, L.L.C.	9/12/2007
Amex 9, mmc#219409	Commonwealth Resources, L.L.C.	9/12/2007
Amex 10, mmc#219410	Commonwealth Resources, L.L.C.	9/12/2007
GR 01, mmc#217480	Commonwealth Resources, L.L.C.	4/9/2007
NHC 02, mmc#217481	Commonwealth Resources, L.L.C.	4/4/2007
NHC 04, mmc#217482	Commonwealth Resources, L.L.C.	4/4/2007
NHC 06, mmc#217483	Commonwealth Resources, L.L.C.	4/4/2007
NHC 08, mmc#217484	Commonwealth Resources, L.L.C.	4/4/2007
NHC 010, mmc#217485	Commonwealth Resources, L.L.C.	4/4/2007
NHC 012, mmc#217486	Commonwealth Resources, L.L.C.	4/4/2007
NHC 014, mmc#217487	Commonwealth Resources, L.L.C.	4/4/2007
NHC 016, mmc#217488	Commonwealth Resources, L.L.C.	4/4/2007
NHC 018, mmc#217489	Commonwealth Resources, L.L.C.	4/4/2007
NHC 020, mmc#217490	Commonwealth Resources, L.L.C.	4/16/2007
NHC 022, mmc#217491	Commonwealth Resources, L.L.C.	4/16/2007

NHC 096, mmc#217492	Commonwealth Resources, L.L.C.	4/11/2007
NHC 097, mmc#217493	Commonwealth Resources, L.L.C.	4/11/2007
NHC 098, mmc#217494	Commonwealth Resources, L.L.C.	4/10/2007
NHC 099, mmc#217495	Commonwealth Resources, L.L.C.	4/10/2007
NHC 0100, mmc#217496	Commonwealth Resources, L.L.C.	4/10/2007
NHC 0101, mmc#217497	Commonwealth Resources, L.L.C.	4/10/2007
NHC 0102, mmc#217498	Commonwealth Resources, L.L.C.	4/10/2007
NHC 0103, mmc#217499	Commonwealth Resources, L.L.C.	4/10/2007
NHC 0104, mmc#217500	Commonwealth Resources, L.L.C.	4/10/2007
NHC 0105, mmc#217501	Commonwealth Resources, L.L.C.	4/11/2007
NHC 0106, mmc#217502	Commonwealth Resources, L.L.C.	4/11/2007
NHC 0107, mmc#217503	Commonwealth Resources, L.L.C.	4/11/2007
NHC 0108, mmc#217504	Commonwealth Resources, L.L.C.	4/11/2007
NHC 0109, mmc#217505	Commonwealth Resources, L.L.C.	4/11/2007
NHC 0110, mmc#219477	Commonwealth Resources, L.L.C.	9/12/2007
NHC 0111, mmc#219478	Commonwealth Resources, L.L.C.	9/13/2007
NHC 0112, mmc#219479	Commonwealth Resources, L.L.C.	missing-WGM to file in 2009
GHC 05, mmc#219415	Commonwealth Resources, L.L.C.	10/9/2007
GHC 06, mmc#217839	Commonwealth Resources, L.L.C.	4/26/2007
GHC 07, mmc#217840	Commonwealth Resources, L.L.C.	4/26/2007
GHC 08, mmc#217841	Commonwealth Resources, L.L.C.	4/26/2007
GHC 09, mmc#219416	Commonwealth Resources, L.L.C.	10/9/2007
GHC 10, mmc#219417	Commonwealth Resources, L.L.C.	10/4/2007
GHC 11, mmc#219418	Commonwealth Resources, L.L.C.	10/4/2007
GHC 12, mmc#219419	Commonwealth Resources, L.L.C.	10/4/2007
GHC 034, mmc#217842	Commonwealth Resources, L.L.C.	4/26/2007

GHC 035, mmc#217843	Commonwealth Resources, L.L.C.	4/26/2007
GHC 036, mmc#217844	Commonwealth Resources, L.L.C.	4/26/2007
GHC 0199, mmc#217845	Commonwealth Resources, L.L.C.	4/26/2007
GHC 0200, mmc#217846	Commonwealth Resources, L.L.C.	4/26/2007
NHC 024, mmc#217847	Commonwealth Resources, L.L.C.	4/16/2007
NHC 026, mmc#217848	Commonwealth Resources, L.L.C.	4/16/2007
NHC 028, mmc#217849	Commonwealth Resources, L.L.C.	4/16/2007
NHC 030, mmc#217850	Commonwealth Resources, L.L.C.	4/16/2007
GR 03, mmc#219413	Commonwealth Resources, L.L.C.	10/3/2007
GR 04, mmc#219414	Commonwealth Resources, L.L.C.	10/9/2007
GHC 01, mmc#219411	Commonwealth Resources, L.L.C.	10/4/2007
GHC 02, mmc#219412	Commonwealth Resources, L.L.C.	10/3/2007
GHC 014, mmc#219420	Commonwealth Resources, L.L.C.	9/22/2007
GHC 015, mmc#219421	Commonwealth Resources, L.L.C.	9/22/2007
GHC 016, mmc#219422	Commonwealth Resources, L.L.C.	9/22/2007
GHC 017, mmc#219423	Commonwealth Resources, L.L.C.	9/22/2007
GHC 018, mmc#219424	Commonwealth Resources, L.L.C.	9/22/2007
GHC 019, mmc#219425	Commonwealth Resources, L.L.C.	9/22/2007
GHC 020, mmc#219426	Commonwealth Resources, L.L.C.	9/22/2007
GHC 026, mmc#219427	Commonwealth Resources, L.L.C.	9/22/2007
GHC 027, mmc#219428	Commonwealth Resources, L.L.C.	9/22/2007
GHC 028, mmc#219429	Commonwealth Resources, L.L.C.	9/22/2007
GHC 029, mmc#219430	Commonwealth Resources, L.L.C.	9/22/2007
GHC 030, mmc#219431	Commonwealth Resources, L.L.C.	9/22/2007
GHC 031, mmc#219432	Commonwealth Resources, L.L.C.	9/22/2007

GHC 044, mmc#219433	Commonwealth Resources, L.L.C.	10/1/2007
GHC 045, mmc#219434	Commonwealth Resources, L.L.C.	10/1/2007
GHC 046, mmc#219435	Commonwealth Resources, L.L.C.	9/22/2007
GHC 047, mmc#219436	Commonwealth Resources, L.L.C.	9/26/2007
GHC 048, mmc#219437	Commonwealth Resources, L.L.C.	9/19/2007
GHC 050, mmc#219438	Commonwealth Resources, L.L.C.	9/19/2007
GHC 051, mmc#219439	Commonwealth Resources, L.L.C.	9/24/2007
GHC 052, mmc#219440	Commonwealth Resources, L.L.C.	9/19/2007
GHC 053, mmc#219441	Commonwealth Resources, L.L.C.	10/31/2007
GHC 201, mmc#219442	Commonwealth Resources, L.L.C.	10/31/2007
GHC 202, mmc#219443	Commonwealth Resources, L.L.C.	11/19/2007
GHC 203, mmc#219444	Commonwealth Resources, L.L.C.	11/7/2007
GHC 204, mmc#219445	Commonwealth Resources, L.L.C.	11/7/2007
GHC 205, mmc#219446	Commonwealth Resources, L.L.C.	11/13/2007
GHC 206, mmc#219447	Commonwealth Resources, L.L.C.	10/11/2007
GHC 207, mmc#219448	Commonwealth Resources, L.L.C.	10/11/2007
GHC 208, mmc#219449	Commonwealth Resources, L.L.C.	10/11/2007
GHC 209, mmc#219450	Commonwealth Resources, L.L.C.	10/10/2007
GHC 210, mmc#219451	Commonwealth Resources, L.L.C.	11/10/2007
GHC 211, mmc#219452	Commonwealth Resources, L.L.C.	11/10/2007
GHC 212, mmc#219453	Commonwealth Resources, L.L.C.	10/10/2007
GHC 213, mmc#219454	Commonwealth Resources, L.L.C.	10/10/2007
GHC 214, mmc#219455	Commonwealth Resources, L.L.C.	10/10/2007
GHC 215, mmc#219456	Commonwealth Resources, L.L.C.	10/11/2007
GHC 216, mmc#219457	Commonwealth Resources, L.L.C.	11/13/2007
GHC 217, mmc#219458	Commonwealth Resources, L.L.C.	11/18/2007

GHC 218, mmc#219459	Commonwealth Resources, L.L.C.	11/18/2007
GHC 219, mmc#219460	Commonwealth Resources, L.L.C.	11/18/2007
GHC 220, mmc#219461	Commonwealth Resources, L.L.C.	11/18/2007
GHC 236, mmc#219462	Commonwealth Resources, L.L.C.	9/22/2007
GHC 246, mmc#219463	Commonwealth Resources, L.L.C.	11/15/2007
GHC 247, mmc#219464	Commonwealth Resources, L.L.C.	11/15/2007
GHC 248, mmc#219465	Commonwealth Resources, L.L.C.	11/15/2007
GHC 249, mmc#219466	Commonwealth Resources, L.L.C.	10/2/2007
GHC 250, mmc#219467	Commonwealth Resources, L.L.C.	10/2/2007
GHC 251, mmc#219468	Commonwealth Resources, L.L.C.	10/2/2007
GHC 300, mmc#219469	Commonwealth Resources, L.L.C.	11/12/2007
GHC 301, mmc#219470	Commonwealth Resources, L.L.C.	11/12/2007
GHC 302, mmc#219471	Commonwealth Resources, L.L.C.	11/13/2007
GHC 303, mmc#219472	Commonwealth Resources, L.L.C.	11/14/2007
GHC 304, mmc#219473	Commonwealth Resources, L.L.C.	11/12/2007
GHC 305, mmc#219474	Commonwealth Resources, L.L.C.	11/13/2007
GR 3, mmc#219475	Commonwealth Resources, L.L.C.	10/2/2007
GR 4, mmc#219476	Commonwealth Resources, L.L.C.	10/2/2007

The expiration date for all the unpatented mining claims listed above is August 31, 2009, unless the conditions for continuation of the claims has been accomplished by that date. The total area of Commonwealth Resources, L.L.C.'s patented and unpatented mining claims, which are optioned by Grant Hartford Corporation, is 2,000 acres, or about 3.1 square miles. This area excludes all patented claims owned by third parties and any Bureau of Land Management areas that are not encompasses by Commonwealth Resources, L.L.C.'s active mining claims.

Geological Report on Our Mineral Property Area Mining District, page 35

Comment No. 51:

51.     We note your reference to a consulting report prepared by Thomas J. Peters. You have labeled Exh. 99.1 as "geological Report of Thomas Peters with consent to use." Exhibit 99.1 does not appear to have a consent in it. Please provide as an Exhibit, a written consent from this individual and any other experts whose names are cited or whose work is incorporated into your document. These consents should concur with your summary of the information in their report, and indicate that they agree to being named as an expert in your registration statement.

Response to Comment No. 51:

We have obtained a consent to use from Thomas Peters to use his geology report and have added the same to the Exhibit List as Exhibit 10.38.

Resources, page 37

Comment No. 52:

52.     Under SEC Industry Guide 7, the terms ore(s) and ore body are treated the same as the term reserve. Since not all deposits are necessarily reserves, please remove or replace the term ore from your filing.

Response to Comment No. 52:

The terms "ore" and "ore body" have been deleted throughout the Prospectus and have been replaced with proven/probable reserve.

Comment No. 53:

53.     We note your reference to quantity and quality estimates of gold ore resources particularly your disclosure of potentially mineable reserves referred to as the Nancy hanks and cascade deposits. At various locations, you also use the terms measured, indicated, and/or inferred, mineral resource, drill indicated, and geological resources in reference to quantity estimates. The provisions in Industry Guide 7 generally preclude the use of any terms other than proven or probable reserves for disclosure in SEC documents. Please remove this terminology and the quantity estimates from your filing.

Response to Comment No. 53:

Terminology used in reference to quantity estimates throughout the Prospectus such as measured, indicated, and/or inferred, mineral resource, drill indicated and geological resources have been deleted and replaced with proven/probable reserve.

Comment No. 54:

54.     Mineral reserves for a mineral property may be designated when:

*

Competent professional engineers conduct a detailed engineering and economic study, and the "bankable" or "final" feasibility study demonstrates that a mineral deposit can be mined profitably at a commercial rate.

*	A historic three-year average commodity price is used in any reserve or cash flow analysis used to designate reserves.
*	The company has demonstrated that the mineral property will receive its governmental permits, and the primary environmental document has been filed with the appropriate governmental authorities.

Please identify any aspect of this guidance which does not characterize your reserve determinations. Please revise your disclosure throughout the document to ensure that you do not indicate that you have reserves and mining operations before a proper feasibility study and economic viability determination have been conducted.

Response to Comment No. 54:

We have reviewed our disclosure throughout the Prospectus and removed or revised all appropriate sections to indicate the Company's operations are in the Development Stage and that the Company has proven/probable reserves present on the Garnet Property.

Very truly yours,

/s/Raul N. Rodriguez, Esq.
Raul N. Rodriguez, Esq.